UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	19.1	15.2
Russia	16.9	14.0
Brazil	14.0	15.5
Venezuela	6.8	3.2
Argentina	4.6	3.1

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	13.9	14.1
United Mexican States	13.6	9.6
Russian Federation	13.1	13.5
Venezuelan Republic	6.7	3.2
Turkish Republic	4.5	4.4
	51.8
Asset Allocation (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
Corporate Bonds 16.9%	Corporate Bonds 13.6%
Government Obligations 74.4%	Government Obligations 73.6%
Stocks 0.5%	Stocks 0.6%
Other Investments 0.1%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 11.0%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.9%
		Principal Amount (i)	Value (Note 1)
Convertible Bonds - 0.3%
United States of America - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 7% 2/11/11 (f)		$ 2,430,000	$ 2,935,744
Nonconvertible Bonds - 16.6%
Argentina - 0.2%
Mastellone Hermanos SA yankee 11.75% 4/1/08 (c)		2,740,000	1,178,200
YPF SA yankee 9.125% 2/24/09		1,035,000	1,143,675
TOTAL ARGENTINA			2,321,875
Bermuda - 0.5%
APP China Group Ltd.:
14% 3/15/10 (c)(f)		3,855,000	1,426,350
14% 3/15/10 (Reg. S) (c)		7,830,000	2,897,100
TOTAL BERMUDA			4,323,450
Brazil - 0.1%
Companhia Petrolifera Marlim 12.25% 9/26/08 (Reg. S)		940,000	1,045,750
Cayman Islands - 0.3%
NII Holdings Cayman Ltd. 0% 11/1/09 (d)		430,000	378,400
PDVSA Finance Ltd.:
6.8% 11/15/08		965,000	849,200
8.5% 11/16/12		1,010,000	914,050
9.375% 11/15/07		990,000	975,150
TOTAL CAYMAN ISLANDS			3,116,800
Germany - 0.8%
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		190,000	198,550
10.45% 4/26/05 (Reg. S)		6,255,000	6,536,475
TOTAL GERMANY			6,735,025
Indonesia - 0.6%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		4,420,000	154,700
0% 7/5/03 (Reg. S) (c)		1,335,000	46,725
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		4,870,000	1,899,300
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		3,160,000	3,262,700
TOTAL INDONESIA			5,363,425
Corporate Bonds - continued
		Principal Amount (i)	Value (Note 1)
Nonconvertible Bonds - continued
Luxembourg - 0.3%
Millicom International Cellular SA 11% 6/1/06 (f)		$ 2,434,000	$ 2,403,575
Malaysia - 2.4%
Petronas Capital Ltd.:
6.375% 5/22/09 (f)	EUR	9,790,000	12,399,427
7% 5/22/12 (f)		7,505,000	8,681,634
TOTAL MALAYSIA			21,081,061
Mexico - 5.5%
Alestra SA de RL de CV yankee:
12.125% 5/15/06 (c)		820,000	479,700
12.625% 5/15/09 (c)		1,035,000	600,300
Gruma SA de CV 7.625% 10/15/07		5,300,000	5,803,500
Grupo Televisa SA de CV 8% 9/13/11		2,125,000	2,364,063
Innova S. de R.L. yankee 12.875% 4/1/07		1,765,000	1,782,650
Pemex Project Funding Master Trust 8.5% 2/15/08		8,425,000	9,815,125
Petroleos Mexicanos 9.25% 3/30/18		20,130,000	24,256,650
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		3,130,000	3,153,475
TOTAL MEXICO			48,255,463
Netherlands - 0.5%
Hurricane Finance BV 9.625% 2/12/10 (f)		3,780,000	4,101,300
Poland - 0.5%
PTC International Finance II SA euro 11.25% 12/1/09	EUR	3,230,000	4,160,470
Russia - 3.3%
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)		4,355,000	4,746,950
10.95% 12/21/04		6,145,000	6,513,700
OAO Gazprom:
9.125% 4/25/07		8,250,000	8,971,875
9.625% 3/1/13 (f)		6,870,000	7,595,644
9.625% 3/1/13		1,020,000	1,127,738
TOTAL RUSSIA			28,955,907
Ukraine - 0.3%
Kyivstar GSM:
12.75% 11/21/05 (f)		1,665,000	1,823,175
12.75% 11/21/05 (Reg. S)		525,000	574,875
TOTAL UKRAINE			2,398,050
Corporate Bonds - continued
		Principal Amount (i)	Value (Note 1)
Nonconvertible Bonds - continued
United States of America - 1.3%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		$ 3,715,000	$ 4,142,225
Pemex Project Funding Master Trust:
6.125% 8/15/08 (f)		2,290,000	2,450,300
7.375% 12/15/14		4,180,000	4,577,100
TOTAL UNITED STATES OF AMERICA			11,169,625
TOTAL NONCONVERTIBLE BONDS			145,431,776
TOTAL CORPORATE BONDS (Cost $141,149,918)			148,367,520
Government Obligations - 74.4%

Argentina - 4.4%
Argentinian Republic:
BOCON:
4/1/07 February 2002 coupon (c)(j)		2,200,000	787
4/1/07 January 2002 coupon (c)(j)		2,200,000	787
4/1/07 March 2002 coupon (c)(j)		2,200,000	787
0% 4/1/07 (c)(g)		1,547,511	308,000
Brady:
floating rate bond 2.625% 3/29/05 (c)(g)		6,202,000	1,938,125
par L-GP 6% 3/31/23 (c)		12,515,000	6,632,950
0% 4/10/05 (c)(g)		760,000	269,800
1.369% 8/3/12 (g)		3,185,000	1,890,298
7% 12/19/08 (c)(e)		15,991,000	5,277,030
9.75% 9/19/27 (c)		9,266,000	3,057,780
11.375% 3/15/10 (c)		8,034,000	2,731,560
11.375% 1/30/17 (c)		13,305,000	4,457,175
11.75% 4/7/09 (c)		9,697,000	3,296,980
11.75% 6/15/15 (c)		14,675,000	4,989,500
12.25% 6/19/18 (c)		6,351,582	1,953,111
12.375% 2/21/12 (c)		6,220,000	2,083,700
TOTAL ARGENTINA			38,888,370
Brazil - 13.9%
Brazilian Federative Republic:
Brady:
debt conversion bond 2.1875% 4/15/12 (g)		16,895,000	12,734,606
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
Brady: - continued
par Z-L 6% 4/15/24		$ 18,690,000	$ 15,232,350
8.875% 4/15/24		63,720,000	50,020,200
11% 1/11/12		8,190,000	8,190,000
11% 8/17/40		15,095,000	13,827,020
12% 4/15/10		8,040,000	8,361,600
12.25% 3/6/30		7,405,000	7,464,240
12.75% 1/15/20		6,345,000	6,567,075
TOTAL BRAZIL			122,397,091
Bulgaria - 0.4%
Bulgarian Republic 7.5% 1/15/13 (Reg. S)	EUR	2,560,000	3,257,080
Colombia - 3.7%
Colombian Republic:
7.625% 2/15/07		9,545,000	10,248,944
8.625% 4/1/08		6,225,000	6,878,625
9.75% 4/23/09		2,830,000	3,254,500
10.375% 1/28/33		3,635,000	4,216,600
10.5% 7/9/10		2,000,000	2,315,000
10.75% 1/15/13		2,690,000	3,160,750
11.75% 2/25/20		1,715,000	2,139,463
TOTAL COLOMBIA			32,213,882
Ecuador - 0.8%
Ecuador Republic:
6% 8/15/30 (e)(f)		2,484,000	1,521,450
6% 8/15/30 (Reg. S) (e)		4,850,000	2,970,625
12% 11/15/12 (f)		124,000	101,060
12% 11/15/12 (Reg. S)		3,495,000	2,848,425
TOTAL ECUADOR			7,441,560
Egypt - 0.8%
Arab Republic:
8.75% 7/11/11 (f)		820,000	990,150
8.75% 7/11/11 (Reg. S)		5,270,000	6,363,525
TOTAL EGYPT			7,353,675
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Ivory Coast - 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		$ 3,348,750	$ 686,494
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		8,530,000	1,599,375
TOTAL IVORY COAST			2,285,869
Lebanon - 1.9%
Lebanese Republic:
8.75% 9/21/05 (Reg. S)		540,000	569,700
9.875% 4/24/06		4,650,000	5,045,250
10.125% 8/6/08		1,875,000	2,071,875
10.25% 10/6/09 (Reg. S)		5,015,000	5,566,650
11.625% 5/11/16 (Reg. S)		1,795,000	1,974,500
14.14% 4/22/04	LBP	1,840,890,000	1,285,630
TOTAL LEBANON			16,513,605
Mexico - 13.6%
United Mexican States:
4.625% 10/8/08		14,690,000	14,998,490
6.375% 1/16/13		12,500,000	13,250,000
6.625% 3/3/15		4,330,000	4,611,450
7.5% 1/14/12		2,560,000	2,931,200
7.5% 4/8/33		2,485,000	2,635,343
8.125% 12/30/19		14,450,000	16,581,375
8.3% 8/15/31		9,681,000	11,157,353
8.375% 1/14/11		7,300,000	8,778,250
10.375% 2/17/09		9,550,000	12,367,250
11.375% 9/15/16		17,410,000	25,418,600
11.5% 5/15/26		4,795,000	7,156,538
TOTAL MEXICO			119,885,849
Nigeria - 1.4%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		15,234,141	11,935,620
warrants 11/15/20 (a)(h)		4,250	1,488
TOTAL NIGERIA			11,937,108
Panama - 1.5%
Panamanian Republic 9.625% 2/8/11		11,225,000	13,077,125
Peru - 0.9%
Peruvian Republic 9.125% 1/15/08		7,325,000	7,984,250
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Philippines - 4.1%
Philippine Republic 9% 2/15/13		$ 33,640,000	$ 36,163,000
Russia - 13.1%
Russian Federation:
5% 3/31/30 (e)(f)		19,972,500	19,398,291
5% 3/31/30 (Reg. S) (e)		61,525,000	59,756,149
11% 7/24/18 (Reg. S)		13,592,000	19,436,560
12.75% 6/24/28 (Reg. S)		9,807,000	16,488,019
TOTAL RUSSIA			115,079,019
South Africa - 1.0%
South African Republic 5.25% 5/16/13	EUR	8,180,000	9,065,260
Turkey - 4.5%
Turkish Republic:
10.5% 1/13/08		4,920,000	5,043,000
11% 1/14/13		8,760,000	8,847,600
11.5% 1/23/12		10,115,000	10,469,025
11.75% 6/15/10		5,165,000	5,358,688
11.875% 1/15/30		4,815,000	4,971,488
12.375% 6/15/09		4,785,000	5,143,875
TOTAL TURKEY			39,833,676
Ukraine - 1.0%
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		4,500,000	4,477,500
Ukraine Government 10% 3/15/07 (Reg. S)	EUR	3,445,883	4,230,640
TOTAL UKRAINE			8,708,140
Uruguay - 0.4%
Uruguay Republic:
7.25% 2/15/11		1,825,000	1,450,875
7.5% 3/15/15		955,000	732,963
7.875% 1/15/33 pay-in-kind		2,085,000	1,412,588
TOTAL URUGUAY			3,596,426
Venezuela - 6.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		14,625	0
9.25% 9/15/27		56,670,000	42,360,825
13.625% 8/15/18		1,760,000	1,760,000
euro Brady:
debt conversion bond 1.875% 12/18/07 (g)		9,000,002	7,200,001
Government Obligations - continued
		Principal Amount (i)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
euro Brady: - continued
par W-A 6.75% 3/31/20		$ 3,940,000	$ 3,437,650
par W-B 6.75% 3/31/20		4,740,000	4,135,650
TOTAL VENEZUELA			58,894,126
TOTAL GOVERNMENT OBLIGATIONS (Cost $601,315,484)			654,575,111
Common Stocks - 0.5%
	Shares
Russia - 0.5%
YUKOS Corp. sponsored ADR (Cost $3,933,660)	79,500	4,424,175
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 1.18% (b) (Cost $40,772,234)	40,772,234	40,772,234
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.08%, dated 6/30/03 due 7/1/03) (Cost $2,955,000)	$ 2,955,089	2,955,000
Purchased Options - 0.1%
	Expiration Date/Strike Price	Underlying Face Amount
Brazil - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $10,240,000 notional amount of Brazilian Federative Republic bond 11% 8/17/40	November 2003/$93.00	$ 9,401,344	348,160
Purchased Options - continued
Expiration Date/Strike Price		Underlying Face Amount	Value (Note 1)
Venezuela - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $12,620,000 notional amount of Venezuelan Republic bond 9.25% 9/15/27	November 2003/$68.75	$ 9,409,472	$ 849,326
TOTAL PURCHASED OPTIONS (Cost $873,800)			1,197,486
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $791,000,096)	852,291,526
NET OTHER ASSETS - 3.1%	27,106,481
NET ASSETS - 100%	$ 879,398,007
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $78,668,500 or 8.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Principal amount is stated in United States dollars unless otherwise noted.
(j) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	21.9%
BB	27.0%
B	27.8%
CCC,CC,C	12.3%
D	0.0%
Not Rated	2.3%
Equities	0.5%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	8.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $966,747,882 and $627,931,268, respectively.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $73,111,000 of which $31,677,000, $11,940,000, $5,432,000 and $24,062,000 will expire on December 31, 2006, 2007, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,955,000) (cost $791,000,096) - See accompanying schedule		$ 852,291,526
Cash		587,304
Receivable for investments sold		35,929,823
Receivable for fund shares sold		2,163,647
Dividends receivable		24,330
Interest receivable		17,512,976
Redemption fees receivable		46,283
Other receivables		6,606
Total assets		908,562,495

Liabilities
Payable for investments purchased	$ 17,426,379
Payable for fund shares redeemed	10,551,778
Distributions payable	404,456
Accrued management fee	514,207
Other payables and accrued expenses	267,668
Total liabilities		29,164,488

Net Assets		$ 879,398,007
Net Assets consist of:
Paid in capital		$ 827,925,215
Undistributed net investment income		3,816,474
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,528,926)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,185,244
Net Assets, for 66,574,081 shares outstanding		$ 879,398,007
Net Asset Value, offering price and redemption price per share ($879,398,007 ÷ 66,574,081 shares)		$ 13.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 25,847,090

Expenses
Management fee	$ 2,231,820
Transfer agent fees	573,229
Accounting fees and expenses	184,747
Non-interested trustees' compensation	1,299
Custodian fees and expenses	78,049
Registration fees	92,356
Audit	49,574
Legal	2,642
Miscellaneous	3,494
Total expenses before reductions	3,217,210
Expense reductions	(2,003)	3,215,207
Net investment income (loss)		22,631,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	60,969,167
Foreign currency transactions	100,425
Total net realized gain (loss)		61,069,592
Change in net unrealized appreciation (depreciation) on: Investment securities	33,318,073
Assets and liabilities in foreign currencies	93,421
Total change in net unrealized appreciation (depreciation)		33,411,494
Net gain (loss)		94,481,086
Net increase (decrease) in net assets resulting from operations		$ 117,112,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,631,883	$ 30,085,817
Net realized gain (loss)	61,069,592	(12,146,304)
Change in net unrealized appreciation (depreciation)	33,411,494	20,363,634
Net increase (decrease) in net assets resulting from operations	117,112,969	38,303,147
Distributions to shareholders from net investment income	(21,418,763)	(31,653,682)
Share transactions Net proceeds from sales of shares	498,626,091	235,709,880
Reinvestment of distributions	19,258,481	28,124,393
Cost of shares redeemed	(159,940,142)	(144,140,968)
Net increase (decrease) in net assets resulting from share transactions	357,944,430	119,693,305
Redemption fees	584,774	544,998
Total increase (decrease) in net assets	454,223,410	126,887,768

Net Assets
Beginning of period	425,174,597	298,286,829
End of period (including undistributed net investment income of $3,816,474 and undistributed net investment income of $2,603,354, respectively)	$ 879,398,007	$ 425,174,597
Other Information Shares
Sold	40,152,756	20,969,759
Issued in reinvestment of distributions	1,542,170	2,549,967
Redeemed	(12,677,471)	(13,295,779)
Net increase (decrease)	29,017,455	10,223,947

A Certain amounts have been reclassified. See Note 1 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 10.91	$ 11.39	$ 11.13	$ 8.99	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.427	.868 G	1.242 F, G	1.092	.975	1.201
Net realized and unrealized gain (loss)	1.862	.435 G	(.527) F, G	.452	2.162	(3.980)
Total from investment operations	2.289	1.303	.715	1.544	3.137	(2.779)
Distributions from net investment income	(.410)	(.909)	(1.207)	(1.080)	(1.010)	(1.022)
Distributions in excess of net investment income	-	-	-	(.216)	-	-
Distributions from return of capital	-	-	-	-	-	(.195)
Total distributions	(.410)	(.909)	(1.207)	(1.296)	(1.010)	(1.217)
Redemption fees added to paid in capital D	.011	.016	.012	.012	.013	.016
Net asset value, end of period	$ 13.21	$ 11.32	$ 10.91	$ 11.39	$ 11.13	$ 8.99
Total Return B,C	20.62%	12.62%	6.65%	14.38%	36.69%	(22.38)%
Ratios to Average Net Assets E
Expenses before expense reductions	.99% A	1.00%	1.00%	1.00%	1.07%	1.13%
Expenses net of voluntary waivers, if any	.99% A	1.00%	1.00%	1.00%	1.07%	1.13%
Expenses net of all reductions	.99% A	1.00%	.99%	.99%	1.07%	1.13%
Net investment income (loss)	6.97% A	7.90% G	11.04% F, G	9.41%	9.88%	10.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 879,398	$ 425,175	$ 298,287	$ 266,329	$ 219,355	$ 207,842
Portfolio turnover rate	212% A	219%	259%	278%	273%	488%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.064 and $.064 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.48% and 11.61% to 7.90% and 11.04%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity New Markets Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $2,230,226 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $1,876,035 and $354,191 respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, prior period premium and discount on debt securities, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 77,933,895	|
Unrealized depreciation	(14,502,186)
Net unrealized appreciation (depreciation)	$ 63,431,709
Cost for federal income tax purposes	$ 788,859,817

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .69% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $312,391 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1,971 and $32, respectively.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

8. Litigation.

The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Stragetic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

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NMI-USAN-0803
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Intermediate Municipal Income
Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	21.6	22.5
Washington	9.6	10.0
Illinois	8.8	8.1
California	8.4	6.8
New York	5.2	5.3
Top Five Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.5	34.0
Electric Utilities	19.5	20.3
Health Care	11.1	10.5
Transportation	9.2	8.7
Water & Sewer	6.7	7.1
Average Years to Maturity as of June 30, 2003
		6 months ago
Years	7.8	7.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2003
6 months ago
Years	5.3	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
AAA 60.9%	AAA 62.2%
AA,A 28.7%	AA,A 29.7%
BBB 10.0%	BBB 9.2%
BB and Below 0.5%	BB and Below 0.0%
Not Rated 0.6%	Not Rated 0.5%
Short-Term Investments and Net Other Assets* (0.7)%	Short-Term Investments and Net Other Assets* (1.6)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 0.8%
Alabama Pub. School & College Auth. Rev. Series C, 5.625% 7/1/13 (FGIC Insured)	$ 4,200	$ 4,853
Birmingham Gen. Oblig. Series 2002 A:
5.25% 4/1/05 (FSA Insured)	2,305	2,459
5.25% 4/1/07 (FSA Insured)	2,415	2,698
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (f)	1,000	1,108
5.25% 10/1/08 (MBIA Insured) (f)	3,055	3,398
		14,516
Alaska - 0.4%
Anchorage Gen. Oblig. Series B, 5.875% 12/1/13 (FGIC Insured)	2,000	2,418
North Slope Borough Gen. Oblig. Series B, 0% 6/30/05 (FSA Insured)	6,000	5,794
		8,212
Arizona - 1.0%
Maricopa County Cmnty. College District Series A, 6% 7/1/09	90	91
Maricopa County Unified School District #80 Chandler 5% 7/1/05 (FGIC Insured)	3,535	3,788
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series A, 5.25% 1/1/06	4,000	4,364
Tucson Street & Hwy. User Rev. 4.5% 7/1/05 (AMBAC Insured)	5,275	5,601
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/10 (FGIC Insured)	2,500	2,921
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,220
		17,985
California - 8.4%
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 0% 10/1/34 (MBIA Insured)	9,095	1,829
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,618
5.25% 12/1/18 (FGIC Insured)	5,000	5,575
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	3,500	3,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.75% 5/1/17	$ 1,100	$ 1,220
Series A:
5.25% 5/1/07 (MBIA Insured)	3,600	4,023
5.25% 5/1/09 (MBIA Insured)	21,200	24,110
5.5% 5/1/15 (AMBAC Insured)	2,600	2,965
6% 5/1/15	5,700	6,569
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) 0% 10/1/21 (MBIA Insured)	5,000	2,049
California Gen. Oblig.:
5% 2/1/25	4,000	3,982
5.25% 2/1/15	5,000	5,443
5.25% 2/1/16 (b)	8,500	9,129
5.25% 2/1/20	3,300	3,445
5.5% 3/1/11	8,500	9,574
5.75% 10/1/10	2,200	2,527
5.75% 10/1/10 (MBIA Insured)	3,000	3,519
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15	19,346	6,426
Series G, 6% 2/1/10 (MBIA Insured) (f)	2,000	2,119
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/14	2,200	2,478
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (c)	10,000	10,359
Carson Redev. Agcy. (Area #2 Redev. Proj.) 5.6% 10/1/03	280	283
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 5.75% 1/15/40	1,600	1,671
Golden State Tobacco Securitization Corp. Series 2003 A1, 6.75% 6/1/39	2,000	1,812
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC Insured) (f)	2,330	2,614
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	3,200	3,618
5.375% 7/1/18 (MBIA Insured)	2,100	2,355
Series F:
5% 7/1/15 (FSA Insured)	4,000	4,458
5% 7/1/19 (FSA Insured)	1,000	1,074
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	3,795	4,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A, 6.15% 9/2/12	$ 1,375	$ 1,411
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	2,000	2,247
San Diego County Ctfs. of Prtn.:
5% 10/1/06	1,135	1,242
5% 10/1/08	1,470	1,640
5.25% 10/1/10	1,620	1,826
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,654
Santa Maria Redev. Agcy. Lease Rev. 4% 6/1/07 (AMBAC Insured)	1,755	1,891
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) 0% 7/1/04	2,000	1,973
		154,595
Colorado - 2.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (FSA Insured) (Escrowed to Maturity) (g)	5,000	3,647
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,936
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.:
Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (g)	6,650	5,346
Series E 470, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (g)	50,600	10,234
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2001 A, 4% 9/1/04	1,960	2,015
Series 2001, 6.625% 11/15/26	2,550	2,808
6.25% 2/1/04	3,500	3,590
6.25% 2/1/04 (Escrowed to Maturity) (g)	315	325
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/04 (f)	2,070	2,001
0% 11/15/05 (MBIA Insured) (f)	2,250	2,143
Series D:
0% 11/15/05 (MBIA Insured) (f)	2,055	1,958
0% 11/15/06 (f)	4,500	4,086
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,661
		44,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Connecticut - 0.7%
Connecticut Gen. Oblig. Series D:
5% 8/1/07 (AMBAC Insured) (b)	$ 7,000	$ 7,752
5.375% 11/15/18	4,000	4,511
Connecticut Health & Edl. Facilities Auth. Rev. (Quinnipiac College Proj.) Series D, 5.625% 7/1/03	400	400
		12,663
Delaware - 0.4%
Delaware Gen. Oblig. Series 2002 A, 5% 7/1/05	6,325	6,792
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series 1998 A:
5.25% 6/1/10 (MBIA Insured)	3,000	3,350
5.25% 6/1/11 (MBIA Insured)	3,905	4,318
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	5,260	6,008
Series 2001 E:
5% 6/1/04 (FGIC Insured)	70	72
5% 6/1/04 (FGIC Insured) (Escrowed to Maturity) (g)	890	910
Series C, 5.75% 12/1/05 (AMBAC Insured)	1,895	1,941
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,487
(Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/15/07 (c)	11,000	11,950
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (f)	3,475	3,872
5.25% 10/1/10 (MBIA Insured) (f)	2,780	3,066
		36,974
Florida - 4.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (g)	1,165	1,310
Brevard County Util. Rev.:
5% 3/1/07 (FGIC Insured)	2,500	2,772
5.25% 3/1/08 (FGIC Insured)	2,000	2,264
Broward County Gen. Oblig. Series B, 5% 1/1/11	8,000	9,034
Broward County School District Series A, 5% 2/15/06	5,000	5,439
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,245	1,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
3.35%, tender 9/1/05 (c)	$ 14,200	$ 14,667
5.25% 11/15/11	3,735	4,038
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	18,144
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	2,640	2,939
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/07 (AMBAC Insured)	1,245	1,383
Palm Beach County Solid Waste Auth. Rev. Series B, 0% 10/1/14 (AMBAC Insured)	5,000	3,165
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (f)	2,000	2,324
Reedy Creek Impt. District Utils. Rev. Series 2:
5% 10/1/07 (MBIA Insured) (b)	1,845	2,013
5.25% 10/1/11 (MBIA Insured) (b)	7,000	7,836
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/05 (AMBAC Insured)	1,500	1,652
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/04, LOC Suntrust Banks of Florida, Inc. (c)	7,000	7,157
		87,617
Georgia - 1.7%
Athens-Clarke County Unified Govt. Wtr. & Swr. Rev. 4% 1/1/05	850	884
Atlanta Arpt. Rev. Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (f)	1,620	1,830
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,300	1,511
Columbus Wtr. & Swr. Rev.:
5% 5/1/05 (FSA Insured)	4,405	4,688
5.25% 5/1/06 (FSA Insured) (b)	1,325	1,440
5.25% 5/1/07 (FSA Insured) (b)	1,425	1,581
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (AMBAC Insured)	1,440	1,666
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,606
Series A, 4% 5/1/05	7,865	8,257
Georgia Muni. Elec. Auth. Pwr. Rev. 6.6% 1/1/18 (MBIA Insured)	1,585	2,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County School District:
4% 2/1/05	$ 1,280	$ 1,335
5% 2/1/07	1,200	1,330
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/11 (MBIA Insured) (b)	1,245	1,388
		31,525
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2001:
5.5% 7/1/05 (FGIC Insured) (f)	3,000	3,203
5.5% 7/1/06 (FGIC Insured) (f)	1,000	1,095
Hawaii Gen. Oblig. Series CN, 5.25% 3/1/12 (FGIC Insured)	2,880	3,193
Maui County Gen. Oblig. Series A, 5.25% 3/1/15 (MBIA Insured)	1,105	1,250
		8,741
Idaho - 0.4%
Cassia & Twin Falls Counties Joint School District #151 5.5% 8/1/13 (FGIC Insured)	1,595	1,847
Idaho Falls Gen. Oblig. 0% 4/1/05 (FGIC Insured)	6,000	5,826
		7,673
Illinois - 8.8%
Chicago Board of Ed. Series A:
0% 12/1/14 (FGIC Insured)	1,835	1,151
0% 12/1/16 (FGIC Insured)	1,400	779
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	2,100	2,437
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,382
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,272
Series B:
6% 1/1/09 (MBIA Insured) (f)	2,000	2,223
6.125% 1/1/12 (MBIA Insured) (f)	2,740	3,084
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	11,097
Series A:
5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,506
6.25% 1/1/08 (AMBAC Insured) (f)	9,820	11,090
Chicago Park District:
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,917
Series C, 5% 1/1/10 (AMBAC Insured)	1,000	1,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	$ 2,200	$ 2,566
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A, 4.25% 6/1/08 (AMBAC Insured)	3,545	3,783
Cook County Cmnty. Consolidated School District #21 Wheeling 0% 12/1/13 (FSA Insured)	2,500	1,661
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,534
Cook County Gen. Oblig. Series A, 5.375% 11/15/14 (FGIC Insured)	9,365	10,641
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,151
Du Page County Forest Preservation District Rev. 0% 11/1/09	4,000	3,279
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5%, tender 5/1/05 (c)(f)	7,000	7,215
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (f)	2,500	2,642
Illinois Gen. Oblig.:
First Series:
5.375% 7/1/15 (MBIA Insured)	1,300	1,479
5.5% 8/1/19 (MBIA Insured)	1,250	1,392
5.5% 4/1/17 (MBIA Insured)	2,600	2,928
5.6% 4/1/21 (MBIA Insured)	2,800	3,125
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 7% 5/15/22	5,000	5,536
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,768
(Riverside Health Sys. Proj.) 6.8% 11/15/20	2,755	3,018
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,715
6% 6/15/20	1,600	1,861
Kane & Du Page Counties Cmnty. Unit School District #303 Saint Charles Series A:
5.5% 1/1/13 (FSA Insured)	2,000	2,343
5.5% 1/1/14 (FSA Insured)	3,700	4,291
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series A, 7% 12/15/10 (FGIC Insured)	1,050	1,338
Kane County School District #129 Aurora West Side Series A:
5.75% 2/1/15 (FGIC Insured)	2,580	2,975
5.75% 2/1/16 (FGIC Insured)	2,165	2,479
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville 0% 12/1/18 (AMBAC Insured)	4,535	2,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	$ 3,000	$ 3,478
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	3,713
0% 12/1/14 (FSA Insured)	5,180	3,268
0% 12/1/15 (FSA Insured)	3,810	2,264
Series D:
0% 12/1/09 (FSA Insured)	3,480	2,846
0% 12/1/10 (FSA Insured)	3,380	2,615
Lake County Forest Preservation District 0% 12/1/04	5,850	5,736
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 B, 0% 6/15/17 (MBIA Insured) (a)	1,100	758
Series A:
0% 6/15/11 (FGIC Insured)	7,780	5,974
0% 6/15/31 (MBIA Insured)	4,900	1,177
Series 2002 A, 0% 6/15/14 (FGIC Insured)	3,895	2,490
Rolling Meadows Multi-Family Mtg. Rev. (Woodfield Garden Apts. Proj.) 7.75% 2/1/04, LOC Banque Paribas	5,000	5,109
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	624
		161,072
Indiana - 2.0%
Indiana Bond Bank Rev. Series B, 5% 2/1/11 (MBIA Insured) (b)	1,595	1,793
Indiana Office Bldg. Commission Facilities Rev. (New Castle Correctional Facility Proj.) Series 2002 A, 5.25% 7/1/09 (FGIC Insured)	2,210	2,532
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.):
6.75% 12/1/04 (AMBAC Insured)	3,520	3,757
6.75% 12/1/05 (AMBAC Insured)	8,185	9,061
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,726
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	8,897
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,172
		36,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	$ 3,000	$ 2,345
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) 4.75%, tender 10/1/07 (c)	2,800	2,950
Kansas Dept. of Trans. Hwy. Rev. Series 2000 A, 5.75% 9/1/15	1,700	1,983
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,501
5.25% 12/1/11 (MBIA Insured)	1,805	1,992
(Wtr. Poll. Revolving Fund Prog.):
Series II, 5.5% 11/1/19	1,000	1,130
5.5% 11/1/20	1,000	1,120
Series 2000 2, 5.75% 4/1/15 (AMBAC Insured)	1,715	2,003
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (c)	2,200	2,257
		15,936
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (f)	1,645	1,801
Kentucky Property & Bldgs. Commission Revs. (#69 Proj.) Series A, 5.5% 8/1/11 (FSA Insured)	1,440	1,686
		3,487
Louisiana - 1.0%
Lafayette Pub. Pwr. Auth. Elec. Rev. Series A, 5% 11/1/07 (AMBAC Insured) (b)	1,865	2,084
New Orleans Audubon Commission Series A:
5% 10/1/11 (FSA Insured) (b)	1,295	1,446
5% 10/1/12 (FSA Insured) (b)	1,000	1,122
New Orleans Gen. Oblig. 0% 9/1/05 (AMBAC Insured)	13,500	12,959
		17,611
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	3,210	3,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - 0.3%
Carroll County Gen. Oblig. 4.5% 11/1/05 (b)	$ 1,190	$ 1,271
Maryland Economic Dev. Corp. (Waste Mgmt., Inc. Proj.) 4.65%, tender 4/1/04 (c)(f)	5,000	5,062
		6,333
Massachusetts - 4.3%
Massachusetts Bay Trans. Auth. Series 2000 A, 5.75% 7/1/18	3,000	3,458
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,536
6.375% 8/1/15	2,460	2,832
6.375% 8/1/16	2,570	2,932
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E, 6% 1/1/12 (AMBAC Insured) (f)	2,565	2,680
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/11	4,000	4,695
Massachusetts Gen. Oblig.:
Series 2003 C, 5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	14,775	16,363
Series B, 5% 2/1/06	10,000	10,831
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/04	10,650	10,500
0% 8/1/05	5,100	4,901
0% 8/1/07	5,800	5,236
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/17 (AMBAC Insured) (f)	4,040	4,291
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	7,930	8,089
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	28
		78,372
Michigan - 4.1%
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) 5.25% 9/30/12	22,300	22,827
Detroit Gen. Oblig. Series A, 6.8% 4/1/15 (Pre-Refunded to 4/1/05 @ 101) (g)	1,315	1,454
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (c)	10,000	11,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev. Series A, 5.25% 7/1/33 (FGIC Insured)	$ 190	$ 202
Ferndale Gen. Oblig.:
5% 4/1/13 (FGIC Insured)	1,395	1,573
5% 4/1/14 (FGIC Insured)	1,450	1,618
5% 4/1/16 (FGIC Insured)	1,450	1,589
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,000	1,153
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,628
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (g)	800	979
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,064
5.5% 3/1/17	1,885	1,989
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,082
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (AMBAC Insured) (Escrowed to Maturity) (g)	1,195	1,347
Michigan Muni. Bond Auth. Rev. Series G, 6.3% 11/1/05 (AMBAC Insured)	370	402
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A:
5% 1/1/06 (MBIA Insured)	2,000	2,171
5.25% 1/1/09 (MBIA Insured)	1,000	1,137
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (f)	1,500	1,611
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF)	1,025	1,145
West Ottawa Pub. School District 0% 5/1/15 (MBIA Insured) (Pre-Refunded to 5/1/05 @ 49.088) (g)	10,000	4,786
		76,185
Minnesota - 1.2%
Mankato Independent School District #77 Series A, 4% 2/1/07 (FSA Insured) (b)	1,465	1,563
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,703
Ramsey County Series B:
5% 2/1/05	1,445	1,530
5% 2/1/06	2,065	2,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	$ 11,750	$ 12,365
Waconia Independent School District #110 Series A:
5% 2/1/05 (FSA Insured) (b)	535	561
5% 2/1/07 (FSA Insured) (b)	750	818
		21,784
Mississippi - 0.2%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	4,206
Missouri - 0.5%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1993, 3.9%, tender 9/1/04 (c)	2,500	2,565
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,528
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,748
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,273
		10,114
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	3,000
Nebraska - 0.6%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/07	1,975	2,115
Lincoln Wtrwks. Rev. Series 2003, 5% 8/15/07	3,585	4,009
Nebraska Pub. Pwr. District Rev. Series A, 0% 1/1/07 (MBIA Insured)	5,000	4,618
		10,742
Nevada - 1.2%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (f)	1,500	1,618
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,170
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	1,500	1,643
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (f)	5,735	6,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County School District:
Series 2000 A:
5.75% 6/15/17 (MBIA Insured)	$ 1,600	$ 1,841
5.75% 6/15/20 (MBIA Insured)	2,800	3,191
Series B, 0% 3/1/05 (FGIC Insured)	6,195	6,018
		21,762
New Hampshire - 0.2%
New Hampshire Health & Edl. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/07 (AMBAC Insured)	1,880	2,116
New Hampshire Higher Edl. & Health Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) 5.7% 10/1/04	1,800	1,875
		3,991
New Jersey - 1.1%
Egg Hbr. Township School District 4% 2/15/05 (FSA Insured)	1,520	1,586
New Jersey Gen. Oblig. Series E, 6% 7/15/05	4,300	4,707
New Jersey Health Care Facilities Fing. Auth. Rev. (Atlantic City Med. Ctr. Proj.):
4% 7/1/04	1,350	1,380
5.25% 7/1/05	2,250	2,386
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2002 A, 5.625% 1/1/15 (MBIA Insured)	2,500	2,866
Series A, 5% 1/1/19 (FGIC Insured) (b)	3,000	3,252
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	5,300	4,672
		20,849
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (f)	1,400	1,616
Farmington Poll. Cont. Rev. (Tucson Gas & Elec. Co. Proj.) Series A, 6.1% 1/1/08 (MBIA Insured)	1,115	1,118
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (f)	2,000	2,179
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (f)	2,390	2,597
		7,510
New York - 5.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,823
5% 6/1/11	1,075	1,163
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (g)	$ 1,000	$ 1,062
Series A, 6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (g)	8,015	9,642
Series B, 4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (g)	1,000	1,062
Series D, 5.125% 7/1/22 (MBIA Insured) (Escrowed to Maturity) (g)	715	758
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13 (Escrowed to Maturity) (g)	1,700	2,011
(Trans. Facilities Proj.) Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,577
Series B, 5% 1/1/07	3,490	3,819
Metro. Trans. Auth. Transit Facilities Rev.:
Series B2, 5% 7/1/17 (MBIA Insured) (Escrowed to Maturity) (g)	1,000	1,092
Series C, 4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (g)	305	344
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	850	946
5% 9/1/13 (FGIC Insured)	1,880	2,074
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600	675
Series B, 7.5% 2/1/05 (g)	1,340	1,356
Series C:
5.75% 3/15/27 (FSA Insured)	1,500	1,693
6.4% 8/1/03	1,765	1,771
Series E, 6% 8/1/11	1,250	1,374
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,116
Series J:
5.875% 2/15/19	3,370	3,605
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (g)	630	710
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Proj.):
Series B, 5.75% 7/1/06	1,080	1,198
Series C, 7.5% 7/1/10	2,500	3,039
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,290	1,358
Series 2003 A, 5% 3/15/09	3,000	3,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	$ 1,100	$ 1,167
4.875% 6/15/18 (Escrowed to Maturity) (g)	800	858
4.875% 6/15/20	2,200	2,314
5% 6/15/15	775	836
5% 6/15/15 (Escrowed to Maturity) (g)	1,025	1,140
New York State Thruway Auth. Hwy. & Bridge Trust Fund Series C, 5.5% 4/1/13 (MBIA Insured)	6,000	6,988
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	1,020	1,150
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	2,500	2,830
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	1,000	1,084
Tobacco Settlement Fing. Corp. Series A1:
5% 6/1/11	12,750	13,397
5.5% 6/1/15	8,000	8,663
Triborough Bridge & Tunnel Auth. Revs. Series Y, 6% 1/1/12 (Escrowed to Maturity) (g)	3,000	3,604
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (g)	1,000	1,128
		95,780
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (f)	7,620	8,639
124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,299
		9,938
North Carolina - 2.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,395
Series A:
5.5% 1/1/11	1,500	1,633
5.75% 1/1/26	1,000	1,038
Series B:
5.875% 1/1/21 (MBIA Insured)	5,800	6,564
6% 1/1/06	5,250	5,686
6.125% 1/1/09	2,065	2,326
Series C:
5.25% 1/1/04	9,340	9,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series C:
5.25% 1/1/10	$ 2,630	$ 2,830
5.5% 1/1/07	500	542
5.5% 1/1/07 (MBIA Insured)	2,340	2,630
Series D:
5.375% 1/1/10	3,300	3,575
6% 1/1/09	4,050	4,536
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1992, 7.25% 1/1/07	1,300	1,492
		44,751
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	4,254
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,277
		5,531
Ohio - 1.6%
Bowling Green Univ. Gen. Receipts 5.75% 6/1/13 (FGIC Insured)	1,125	1,323
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series C, 6.2% 7/1/03 (f)	805	805
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 6% 1/1/20	2,400	2,637
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	2,000	2,212
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16	1,060	1,199
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (AMBAC Insured) (Escrowed to Maturity) (g)	3,800	4,581
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.85%, tender 7/1/04 (c)	6,200	6,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	6,000	6,038
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	1,000	1,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	$ 1,500	$ 1,607
Univ. of Cincinnati Gen. Receipts Series C, 5% 6/1/22 (FGIC Insured)	1,850	1,965
		29,727
Oklahoma - 0.6%
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	2,000	2,427
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (FSA Insured)	3,700	4,304
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,520
		11,251
Oregon - 0.5%
Jackson County School District #9 Eagle Point 5.625% 6/15/16	2,040	2,318
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20	1,000	1,107
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	1,000	1,154
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/14	1,520	1,775
5.75% 8/1/17	1,950	2,262
		8,616
Pennsylvania - 2.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (f)	2,000	2,218
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series B, 5.25% 7/1/06 (MBIA Insured)	3,085	3,404
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,450
Allegheny County San. Auth. Swr. Rev. Series 2003:
4% 12/1/04 (MBIA Insured)	2,585	2,688
5% 6/1/05 (MBIA Insured)	2,640	2,814
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,605
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured) (b)	$ 3,930	$ 4,475
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	1,300	1,253
6.5% 11/1/16 (f)	1,100	1,131
(Shippingport Proj.) Series A, 5%, tender 6/1/05 (c)(f)	7,800	7,974
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,259
Philadelphia Gas Works Rev. 14th Series A, 6.375% 7/1/26 (Pre-Refunded to 7/1/03 @ 102) (g)	1,900	1,938
Philadelphia School District Series 2000 A, 5.75% 2/1/13 (FSA Insured)	2,650	3,090
Tredyffrin-Easttown School District 5.5% 2/15/14	1,595	1,828
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/08 (MBIA Insured) (b)	2,060	2,277
		43,643
South Carolina - 0.9%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series B, 5.1% 1/1/05 (MBIA Insured)	1,000	1,057
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (f)	2,000	2,152
South Carolina Gen. Oblig. School Facilities 5% 1/1/05	2,205	2,328
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt., Inc. Proj.) 4.1%, tender 11/1/04 (c)(f)	3,000	3,056
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15	5,500	6,208
South Carolina Pub. Svc. Auth. Rev. Series D, 4% 1/1/08 (FSA Insured)	1,000	1,077
		15,878
South Dakota - 0.5%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16	2,000	2,301
5.625% 12/1/17	2,115	2,426
5.625% 12/1/18	2,350	2,675
Sioux Falls School District #49-5 5.5% 7/1/20	1,000	1,115
		8,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - 1.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C, 7.25% 1/1/10 (MBIA Insured)	$ 8,000	$ 9,913
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,982
5% 9/1/11 (MBIA Insured)	1,835	2,051
5% 9/1/13 (MBIA Insured)	2,010	2,238
5.25% 9/1/15 (MBIA Insured)	1,205	1,359
6% 2/15/06 (MBIA Insured) (f)	2,000	2,199
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (AMBAC Insured) (Pre-Refunded to 11/15/09 @ 101) (g)	1,200	1,451
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (g)	1,600	1,947
Shelby County Gen. Oblig. Series A, 0% 5/1/11 (Pre-Refunded to 5/1/05 @ 69.561) (g)	2,200	1,492
		24,632
Texas - 21.6%
Arlington Gen. Oblig. 5% 8/15/20 (FGIC Insured) (b)	1,215	1,284
Arlington Independent School District 0% 2/15/07	1,570	1,437
Austin Cmnty. College District 5% 8/1/18 (AMBAC Insured) (b)	1,000	1,081
Austin Independent School District 5.7% 8/1/11	1,070	1,186
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	3,100	2,399
0% 11/15/12 (AMBAC Insured)	2,000	1,399
Bexar Metro. Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/14 (FSA Insured)	2,065	2,359
5.375% 5/1/15 (FSA Insured)	1,365	1,552
5.375% 5/1/16 (FSA Insured)	1,425	1,605
5.375% 5/1/17 (FSA Insured)	1,490	1,666
Birdville Independent School District 0% 2/15/12	4,150	2,988
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series C1, 5.7% 6/1/04 (f)	2,080	2,125
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 1995 B, 5.05%, tender 6/19/06 (c)(f)	8,500	8,709
Series D, 4.25%, tender 11/1/03 (c)(f)	15,000	15,060
Brazosport Independent School District (School House Proj.) 5.4% 2/15/13	1,290	1,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cedar Hill Independent School District:
0% 8/15/05	$ 2,830	$ 2,716
0% 8/15/07	1,465	1,348
Clint Independent School District 5.5% 8/15/18	1,000	1,125
Conroe Independent School District Lot B, 0% 2/15/07	500	458
Cypress-Fairbanks Independent School District 5.75% 2/15/17	1,500	1,730
Dallas County Gen. Oblig. Series A:
0% 8/15/05	7,125	6,838
0% 8/15/06	6,700	6,272
0% 8/15/07	3,605	3,251
Del Valle Independent School District:
5.5% 2/1/10	1,275	1,471
5.5% 2/1/11	1,350	1,565
Eagle Mountain & Saginaw Independent School District 5.375% 8/15/13	2,705	3,111
Fort Worth Gen. Oblig. Series A, 5% 3/1/08	1,325	1,479
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/11 (FSA Insured) (b)	4,060	4,557
Garland Independent School District:
Series A:
4% 2/15/06 (b)	500	522
4% 2/15/17	3,505	3,501
5% 2/15/10 (b)	1,000	1,105
5.5% 2/15/12	2,180	2,494
Harris County Gen. Oblig.:
(Toll Road Proj.):
Series A, 0% 8/15/18 (AMBAC Insured) (Pre-Refunded to 8/15/09 @ 53.836) (g)	7,500	3,396
0% 8/1/05	16,275	15,625
0% 8/1/06	13,000	12,172
0% 10/1/14 (MBIA Insured)	8,530	5,394
0% 10/1/16 (MBIA Insured)	6,180	3,451
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14	2,500	2,758
5.625% 2/15/15	2,680	2,932
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,573
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Independent School District:
Series A, 0% 8/15/11	$ 13,740	$ 10,203
0% 8/15/10 (AMBAC Insured)	2,200	1,717
0% 8/15/15	2,000	1,202
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,009
0% 12/1/11 (AMBAC Insured)	8,250	6,056
Humble Independent School District:
0% 2/15/10	2,320	1,842
8% 2/15/05	820	906
Katy Independent School District Series A:
0% 2/15/07	2,550	2,334
5% 2/15/19 (b)	1,085	1,165
Keller Independent School District Series A, 0% 8/15/12	1,590	1,123
La Joya Independent School District 5.75% 2/15/17	2,200	2,531
Lamar Consolidated Independent School District 5.25% 2/15/14	3,750	4,135
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,516
5.25% 2/15/13 (FGIC Insured)	1,335	1,443
Leander Independent School District:
7.5% 8/15/05	600	675
7.5% 8/15/06	800	939
7.5% 8/15/07	800	970
Lewisville Independent School District 0% 8/15/08	5,000	4,244
Lower Colorado River Auth. Rev. 0% 1/1/09 (MBIA Insured) (Escrowed to Maturity) (g)	615	528
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,812
5.5% 2/15/14	2,280	2,614
5.5% 2/15/15	2,270	2,604
5.5% 2/15/16	3,450	3,938
5.5% 2/15/18	1,000	1,115
5.5% 2/15/19	2,530	2,812
Mesquite Independent School District 5.375% 8/15/11	1,500	1,699
Midlothian Independent School District 0% 2/15/06	1,905	1,805
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/19 (FSA Insured)	4,000	4,513
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,143
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
North East Texas Independent School District 7% 2/1/07	$ 2,850	$ 3,337
Northside Independent School District:
Series A:
5.25% 2/15/16	2,825	3,151
5.25% 2/15/17	2,975	3,288
0% 2/1/05	6,155	5,983
5.5% 2/15/13	2,310	2,657
5.5% 2/15/16	1,000	1,129
Pearland Independent School District Series A, 5.875% 2/15/19	1,000	1,153
Pflugerville Independent School District:
5.75% 8/15/14	1,000	1,172
5.75% 8/15/17	500	580
5.75% 8/15/19	2,000	2,310
Red River Ed. Fin. Corp. Ed. Rev.:
(Hockaday School Proj.) 5.75% 5/15/19	1,210	1,360
(Texas Christian Univ. Proj.) Series 2001, 3.25%, tender 3/1/04 (c)	6,900	7,000
Rio Grande City Consolidated Independent School District:
5.875% 8/15/20	2,605	3,006
5.875% 8/15/22	2,925	3,352
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,169
5.375% 2/15/18	1,370	1,520
5.625% 2/15/11	3,865	4,515
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13	1,940	2,247
5.5% 8/1/15	1,510	1,732
0% 2/15/07	7,645	6,998
5.375% 8/1/15	1,000	1,144
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series C, 4%, tender 11/1/03 (c)	5,275	5,296
San Antonio Elec. & Gas Systems Rev.:
Series B, 0% 2/1/06 (FGIC Insured) (Escrowed to Maturity) (g)	17,500	16,761
5.25% 2/1/07 (b)	2,600	2,836
5.375% 2/1/17 (FSA Insured)	6,000	6,711
5.75% 2/1/11 (Escrowed to Maturity) (g)	1,410	1,671
San Antonio Wtr. Sys. Rev. 5.5% 5/15/14 (FSA Insured)	3,305	3,809
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	$ 2,905	$ 3,409
Spring Independent School District 0% 2/15/07	5,900	5,401
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,270
Tarrant Reg'l. Wtr. District Wtr. Rev. 4.5% 3/1/06 (FSA Insured)	1,000	1,076
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (f)	6,885	7,743
5.375% 8/1/10 (f)	1,900	2,159
Series A, 5% 10/1/14	3,375	3,548
0% 10/1/14	10,000	6,289
4.7% 8/1/05 (f)	1,390	1,477
5% 8/1/09 (f)	5,000	5,331
Texas State Univ. Sys. Fing. Rev. 5% 3/15/08 (FSA Insured)	2,600	2,909
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	8,000	9,011
Texas Tpk. Auth. Dallas North Tollway Rev. 6.5% 1/1/07 (FGIC Insured)	5,090	5,871
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,700	1,848
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured) (Pre-Refunded to 11/15/09 @ 101) (g)	4,000	4,925
Trinity River Auth. Red Oak Creek Sys. Rev. 4% 2/1/09 (FSA Insured)	1,140	1,221
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/07 (MBIA Insured)	2,500	2,793
5.25% 8/1/09 (MBIA Insured)	3,060	3,511
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,368
Univ. of Houston Univ. Revs. Series A, 3% 2/15/05 (FSA Insured)	4,840	4,965
Waxahachie Independent School District:
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	1,975
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,490
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured)	1,230	1,382
Yselta Independent School District 0% 8/15/11	1,100	817
		397,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
5% 7/1/21 (FSA Insured)	$ 7,750	$ 8,229
6.5% 7/1/10 (AMBAC Insured)	165	201
Series B, 5.75% 7/1/16 (MBIA Insured)	1,000	1,145
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,755
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/06 (AMBAC Insured)	3,500	3,278
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A, 5% 4/1/20 (FSA Insured)	1,000	1,069
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	3,043
		22,720
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,284
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,394
		4,678
Virginia - 0.4%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	3,064
Pocahontas Parkway Assoc. Toll Road Rev. Sr. Series A, 5% 8/15/11	1,500	1,176
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (f)	1,380	1,482
5.85% 5/1/08 (f)	1,370	1,473
		7,195
Washington - 9.6%
Clark County Pub. Util. District #1 Elec. Rev. Series B:
4% 1/1/12 (FSA Insured)	1,855	1,923
5.25% 1/1/10 (FSA Insured)	1,630	1,840
5.25% 1/1/11 (FSA Insured)	1,715	1,926
5.5% 1/1/13 (FSA Insured)	1,880	2,159
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	460	525
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	$ 2,000	$ 2,233
Grant County Pub. Util. District #2 Elec. Rev. Series H, 5.375% 1/1/13 (FSA Insured)	5,410	6,173
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Second Series B, 5.25% 1/1/14 (MBIA Insured) (f)	1,235	1,370
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	8,270
5.5% 1/1/16 (FSA Insured)	8,000	9,125
5.5% 1/1/17 (FSA Insured)	2,565	2,892
5.5% 1/1/18 (FSA Insured)	3,010	3,386
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (f)	6,225	7,009
Series B:
5.25% 9/1/07 (FGIC Insured) (f)	3,185	3,536
5.5% 9/1/08 (FGIC Insured) (f)	3,750	4,240
Series D, 5.75% 11/1/06 (FGIC Insured) (f)	3,660	4,102
Seattle Muni. Lt. & Pwr. Rev. 5.5% 3/1/08 (FSA Insured)	6,475	7,381
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000	1,130
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured) (b)	1,705	1,841
4.5% 12/1/09 (FGIC Insured) (b)	855	929
Tumwater School District #33 Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	4,732
0% 12/1/12 (FGIC Insured)	6,830	4,802
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,441
Series A, 3.5% 1/1/06 (MBIA Insured)	7,750	8,118
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,499
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,361
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	10,457
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A:
5% 7/1/09 (MBIA Insured)	5,000	5,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A: - continued
5% 7/1/12 (FSA Insured)	$ 3,500	$ 3,868
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/04 (MBIA Insured)	5,450	5,386
0% 7/1/05 (MBIA Insured)	10,000	9,685
0% 7/1/07	15,130	13,609
0% 7/1/10	18,250	14,167
07/1/12 (MBIA Insured)	4,000	2,819
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	8,697
		176,608
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,600	2,420
Fond Du Lac School District:
5.75% 4/1/12 (FGIC Insured)	1,000	1,147
5.75% 4/1/14 (FGIC Insured)	1,000	1,161
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20	1,000	1,097
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs. Proj.):
5.75% 8/15/12	1,760	2,000
6% 8/15/16	1,000	1,113
		8,938
TOTAL MUNICIPAL BONDS (Cost $1,744,174)		1,853,839
Municipal Notes - 0.2%

Ohio - 0.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. 3% 7/18/03, CP (Cost $3,500)	3,500	3,504
Money Market Funds - 1.6%
	Shares	Value (Note 1) (000s)
Fidelity Municipal Cash Central Fund, 1.07% (d)(e) (Cost $28,777)	28,777,000	$ 28,777
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,776,451)		1,886,120
NET OTHER ASSETS - (2.5)%		(46,241)
NET ASSETS - 100%		$ 1,839,879
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 1.46% with JPMorgan Chase, Inc.	Sept. 2005	$ 70,000	$ 327
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.5%
Electric Utilities	19.5
Health Care	11.1
Transportation	9.2
Water & Sewer	6.7
Escrowed/Pre-Refunded	5.8
Special Tax	5.0
Others* (individually less than 5%)	7.2
100.0%
* Includes cash equivalents and net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $319,338,000 and $276,614,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,776,451) - See accompanying schedule		$ 1,886,120
Cash		5,051
Receivable for fund shares sold		2,644
Interest receivable		21,465
Redemption fees receivable		5
Unrealized gain on swap agreements		327
Other receivables		3
Total assets		1,915,615

Liabilities
Payable for investments purchased Regular delivery	$ 4,708
Delayed delivery	65,498
Payable for fund shares redeemed	2,974
Distributions payable	1,887
Accrued management fee	483
Other payables and accrued expenses	186
Total liabilities		75,736

Net Assets		$ 1,839,879
Net Assets consist of:
Paid in capital		$ 1,713,863
Undistributed net investment income		662
Accumulated undistributed net realized gain (loss) on investments		15,358
Net unrealized appreciation (depreciation) on investments		109,996
Net Assets, for 177,100 shares outstanding		$ 1,839,879
Net Asset Value, offering price and redemption price per share ($1,839,879 ÷ 177,100 shares)		$ 10.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 39,536

Expenses
Management fee	$ 2,868
Transfer agent fees	683
Accounting fees and expenses	205
Non-interested trustees' compensation	4
Custodian fees and expenses	14
Registration fees	49
Audit	29
Legal	7
Miscellaneous	46
Total expenses before reductions	3,905
Expense reductions	(61)	3,844
Net investment income (loss)		35,692
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		15,733
Change in net unrealized appreciation (depreciation) on: Investment securities	13,032
Swap agreements	327
Total change in net unrealized appreciation (depreciation)		13,359
Net gain (loss)		29,092
Net increase (decrease) in net assets resulting from operations		$ 64,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,692	$ 70,701
Net realized gain (loss)	15,733	16,625
Change in net unrealized appreciation (depreciation)	13,359	54,559
Net increase (decrease) in net assets resulting from operations	64,784	141,885
Distributions to shareholders from net investment income	(35,486)	(71,173)
Distributions to shareholders from net realized gain	(1,724)	(10,246)
Total distributions	(37,210)	(81,419)
Share transactions Net proceeds from sales of shares	310,897	698,467
Reinvestment of distributions	25,190	54,047
Cost of shares redeemed	(281,730)	(542,064)
Net increase (decrease) in net assets resulting from share transactions	54,357	210,450
Redemption fees	23	49
Total increase (decrease) in net assets	81,954	270,965

Net Assets
Beginning of period	1,757,925	1,486,960
End of period (including undistributed net investment income of $662 and undistributed net investment income of $487, respectively)	$ 1,839,879	$ 1,757,925
Other Information Shares
Sold	30,204	69,182
Issued in reinvestment of distributions	2,446	5,351
Redeemed	(27,386)	(53,734)
Net increase (decrease)	5,264	20,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.85	$ 9.78	$ 9.41	$ 9.98	$ 9.94
Income from Investment Operations
Net investment income (loss)	.205D	.427D	.456D,F	.478D	.460D	.474
Net realized and unrealized gain (loss)	.169	.444	.073F	.368	(.561)	.097
Total from investment operations	.374	.871	.529	.846	(.101)	.571
Distributions from net investment income	(.204)	(.431)	(.459)	(.476)	(.466)	(.474)
Distributions from net realized gain	(.010)	(.060)	-	-	-	(.057)
Distributions in excess of net realized gain	-	-	-	-	(.003)	-
Total distributions	(.214)	(.491)	(.459)	(.476)	(.469)	(.531)
Redemption fees added to paid in capital	- D,G	-D,G	-D,G	-	-	-
Net asset value, end of period	$ 10.39	$ 10.23	$ 9.85	$ 9.78	$ 9.41	$ 9.98
Total Return B,C	3.70%	9.02%	5.48%	9.26%	(1.06)%	5.89%
Ratios to Average Net Assets E
Expenses before expense reductions	.44% A	.45%	.46%	.50%	.48%	.50%
Expenses net of voluntary waivers, if any	.44% A	.45%	.46%	.50%	.48%	.50%
Expenses net of all reductions	.43% A	.42%	.39%	.49%	.48%	.50%
Net investment income (loss)	4.02% A	4.24%	4.60% F	5.03%	4.72%	4.58%
Supplemental Data
Net assets, end of period (in millions)	$ 1,840	$ 1,758	$ 1,487	$ 1,216	$ 1,063	$ 1,154
Portfolio turnover rate	31% A	31%	32%	19%	21%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Intermediate Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the fund. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains, futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 113,583	|
Unrealized depreciation	(2,956)
Net unrealized appreciation (depreciation)	$ 110,627
Cost for federal income tax purposes	$ 1,775,493

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund's average net assets plus an income based fee of 5% of the fund's gross income throughout the month. For the period, the total annualized management fee rate was .32% of average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $63 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $14 and $47, respectively.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	16.0
Fannie Mae	6.0	3.9
German Federal Republic	4.9	4.9
Canadian Government	2.4	2.5
Brazilian Federated Republic	2.1	1.6
	24.2
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.6	13.9
Financials	8.1	7.1
Utilities	6.6	5.8
Energy	4.9	3.6
Telecommunication Services	4.9	4.4
Quality Diversification (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
U.S.Government and Government Agency Obligations 17.4%	U.S.Government and Government Agency Obligations 20.9%
AAA,AA,A 14.1%	AAA,AA,A 15.2%
BBB 4.7%	BBB 7.9%
BB 15.6%	BB 18.0%
B 28.5%	B 25.5%
CCC,CC,C 8.6%	CCC,CC,C 3.9%
D 0.2%	D 0.2%
Not Rated 1.7%	Not Rated 1.0%
Equities 0.6%	Equities 0.4%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2003*		As of December 31, 2002**
	Corporate Bonds 49.2%		Corporate Bonds 47.9%
	U.S. Government and Government Agency Obligations 17.4%		U.S. Government and Government Agency Obligations 20.9%
	Foreign Government & Government Agency Obligations 21.6%		Foreign Government & Government Agency Obligations 21.6%
	Stocks 0.6%		Stocks 0.4%
	Other Investments 2.6%		Other Investments 2.2%
	Short-Term Investments and Net Other Assets 8.6%		Short-Term Investments and Net Other Assets 7.0%
* Foreign investments	33.9%	** Foreign investments	33.5%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 49.2%
		Principal Amount (j)	Value (Note 1)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)		$ 20,000	$ 20,100
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Total Renal Care Holdings 7% 5/15/09		5,205,000	5,426,213
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		6,405,000	2,409,561
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in kind		21,000	47,250
TOTAL CONVERTIBLE BONDS			7,903,124
Nonconvertible Bonds - 48.8%
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.8%
Arvin Industries, Inc. 6.75% 3/15/08		60,000	62,100
ArvinMeritor, Inc. 8.75% 3/1/12		4,095,000	4,545,450
Dana Corp.:
9% 8/15/11		3,940,000	4,235,500
10.125% 3/15/10		1,835,000	2,018,500
Lear Corp.:
7.96% 5/15/05		1,095,000	1,177,125
8.11% 5/15/09		850,000	973,250
Stoneridge, Inc. 11.5% 5/1/12		635,000	711,200
United Components, Inc. 9.375% 6/15/13 (f)		610,000	628,300
			14,351,425
Automobiles - 0.0%
General Motors Corp. euro 1.25% 12/20/04	JPY	50,000,000	416,284
Hotels, Restaurants & Leisure - 3.6%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07		2,015,000	1,843,725
10.5% 7/15/11 (f)		2,980,000	2,994,900
Coast Hotels & Casinos, Inc. 9.5% 4/1/09		940,000	996,400
Domino's, Inc. 8.25% 7/1/11 (f)		1,150,000	1,181,625
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Florida Panthers Holdings, Inc. 9.875% 4/15/09		$ 3,510,000	$ 3,773,250
Herbst Gaming, Inc. 10.75% 9/1/08		380,000	418,950
Hilton Hotels Corp.:
7.625% 12/1/12		1,420,000	1,551,350
8.25% 2/15/11		3,235,000	3,607,025
Horseshoe Gaming LLC 8.625% 5/15/09		2,990,000	3,184,350
ITT Corp. 7.375% 11/15/15		2,850,000	2,942,625
MGM MIRAGE 8.5% 9/15/10		275,000	323,469
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)(k)		610,000	527,650
Penn National Gaming, Inc. 8.875% 3/15/10		6,055,000	6,418,300
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)		1,050,000	1,081,500
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,925,000	2,021,250
7.875% 5/1/12		1,480,000	1,613,200
Station Casinos, Inc. 8.375% 2/15/08		5,120,000	5,504,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		6,425,000	6,922,938
Town Sports International, Inc. 9.625% 4/15/11 (f)		3,985,000	4,174,288
Tricon Global Restaurants, Inc. 8.875% 4/15/11		6,940,000	8,189,200
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		430,000	484,825
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		780,000	811,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300,000	1,290,250
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		4,510,000	4,961,000
			66,817,270
Household Durables - 0.6%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,510,000	1,668,550
D.R. Horton, Inc.:
7.875% 8/15/11		1,175,000	1,286,625
8% 2/1/09		1,925,000	2,127,125
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13 (f)		2,000,000	2,090,000
Kaufman & Broad Home Corp. 7.75% 10/15/04		900,000	940,500
KB Home:
7.75% 2/1/10		730,000	784,750
8.625% 12/15/08		300,000	342,000
Ryland Group, Inc. 9.125% 6/15/11		620,000	703,700
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
7.75% 3/15/13		$ 1,000,000	$ 1,060,000
9.25% 4/15/12		305,000	337,025
			11,340,275
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09		2,245,000	2,491,950
Media - 5.9%
AMC Entertainment, Inc.:
9.5% 3/15/09		3,000,000	3,075,000
9.5% 2/1/11		115,000	119,025
9.875% 2/1/12		2,630,000	2,814,100
American Media Operations, Inc.:
8.875% 1/15/11 (f)		320,000	344,800
10.25% 5/1/09		1,520,000	1,637,800
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)		2,800,000	1,400,000
8.625% 4/1/09		3,500,000	2,555,000
9.625% 11/15/09		3,965,000	2,914,275
10% 4/1/09		5,660,000	4,358,200
10% 5/15/11		7,730,000	5,642,900
10.25% 1/15/10		300,000	231,000
10.75% 10/1/09		1,375,000	1,072,500
11.125% 1/15/11		470,000	366,600
Cinemark USA, Inc.:
8.5% 8/1/08		1,135,000	1,171,888
9% 2/1/13 (f)		640,000	696,000
9.625% 8/1/08		125,000	125,625
Corus Entertainment, Inc. 8.75% 3/1/12		1,875,000	2,010,938
CSC Holdings, Inc.:
7.625% 4/1/11		2,035,000	2,055,350
7.625% 7/15/18		280,000	277,200
7.875% 2/15/18		105,000	108,675
9.875% 2/15/13		2,325,000	2,394,750
EchoStar DBS Corp.:
9.125% 1/15/09		1,510,000	1,687,425
9.375% 2/1/09		1,635,000	1,745,363
10.375% 10/1/07		4,590,000	5,083,425
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Entravision Communications Corp. 8.125% 3/15/09		$ 3,380,000	$ 3,523,650
Grupo Televisa SA de CV 8% 9/13/11		2,240,000	2,492,000
Houghton Mifflin Co.:
8.25% 2/1/11 (f)		3,925,000	4,121,250
9.875% 2/1/13 (f)		5,205,000	5,621,400
Innova S. de R.L. yankee 12.875% 4/1/07		495,000	499,950
Lamar Media Corp.:
7.25% 1/1/13		390,000	411,450
8.625% 9/15/07		870,000	906,975
LBI Media, Inc. 10.125% 7/15/12		890,000	979,000
Nextmedia Operating, Inc. 10.75% 7/1/11		515,000	576,800
PanAmSat Corp.:
6.125% 1/15/05		190,000	193,325
6.375% 1/15/08		920,000	943,000
8.5% 2/1/12		2,635,000	2,858,975
Pearson PLC:
6.125% 2/1/07	EUR	500,000	629,240
euro 4.625% 7/8/04	EUR	500,000	587,927
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)		2,000,000	1,710,000
11.25% 1/15/10 (f)		675,000	634,500
PEI Holdings, Inc. 11% 3/15/10 (f)		3,410,000	3,768,050
Penton Media, Inc. 11.875% 10/1/07		245,000	232,750
Radio One, Inc. 8.875% 7/1/11		5,050,000	5,592,875
Regal Cinemas Corp. 9.375% 2/1/12		2,250,000	2,486,250
Rogers Cable, Inc.:
6.25% 6/15/13 (f)		1,980,000	1,965,150
yankee 7.875% 5/1/12		2,090,000	2,225,850
Sun Media Corp. Canada 7.625% 2/15/13		2,000,000	2,120,000
Susquehanna Media Co.:
7.375% 4/15/13		1,090,000	1,149,950
8.5% 5/15/09		20,000	21,100
Telewest PLC:
11% 10/1/07 (c)(d)		11,360,000	4,146,400
yankee 9.625% 10/1/06 (c)		1,545,000	556,200
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		1,865,000	1,878,988
yankee 10.5% 2/15/07		295,000	297,213
Vertis, Inc. 9.75% 4/1/09 (f)		2,630,000	2,676,025
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Vivendi Universal SA 9.25% 4/15/10 (f)		$ 5,980,000	$ 6,757,400
Yell Finance BV 10.75% 8/1/11		2,760,000	3,125,700
			109,577,182
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08 unit (f)		1,600,000	1,440,000
Specialty Retail - 0.2%
Hollywood Entertainment Corp. 9.625% 3/15/11		2,390,000	2,605,100
Textiles Apparel & Luxury Goods - 0.2%
Dan River, Inc. 12.75% 4/15/09 (f)		1,620,000	1,458,000
Levi Strauss & Co. 12.25% 12/15/12		1,580,000	1,311,400
			2,769,400
TOTAL CONSUMER DISCRETIONARY			211,808,886
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.2%
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07		1,155,000	1,079,925
9.125% 12/15/11		2,130,000	1,991,550
			3,071,475
Food Products - 0.9%
Central Garden & Pet Co. 9.125% 2/1/13		320,000	342,400
Chiquita Brands International, Inc. 10.56% 3/15/09		2,805,000	3,029,400
Corn Products International, Inc.:
8.25% 7/15/07		1,275,000	1,428,000
8.45% 8/15/09		250,000	281,875
Dean Foods Co.:
6.625% 5/15/09		40,000	42,600
6.9% 10/15/17		1,050,000	1,039,500
8.15% 8/1/07		1,905,000	2,114,550
Del Monte Corp. 8.625% 12/15/12 (f)		2,020,000	2,176,550
Doane Pet Care Co.:
9.75% 5/15/07		2,210,000	2,099,500
10.75% 3/1/10		1,050,000	1,144,500
Gruma SA de CV 7.625% 10/15/07		1,620,000	1,773,900
Michael Foods, Inc. 11.75% 4/1/11		50,000	57,500
			15,530,275
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.5%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (f)		$ 2,160,000	$ 2,246,400
Revlon Consumer Products Corp. 12% 12/1/05		7,830,000	7,634,250
			9,880,650
Tobacco - 0.0%
Gallaher Group PLC 5.75% 10/2/06	EUR	500,000	615,998
TOTAL CONSUMER STAPLES			29,098,398
ENERGY - 4.9%
Energy Equipment & Services - 0.3%
DI Industries, Inc. 8.875% 7/1/07		610,000	629,063
Grant Prideco, Inc.:
9% 12/15/09		170,000	189,975
9.625% 12/1/07		230,000	259,900
Key Energy Services, Inc.:
6.375% 5/1/13		3,000,000	3,060,000
8.375% 3/1/08		680,000	734,400
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		250,000	286,406
7.75% 8/15/15 (Reg. S)		555,000	683,344
SESI LLC 8.875% 5/15/11		30,000	32,250
			5,875,338
Oil & Gas - 4.6%
Chesapeake Energy Corp.:
7.75% 1/15/15		1,860,000	1,976,250
8.125% 4/1/11		2,240,000	2,408,000
8.375% 11/1/08		1,180,000	1,283,250
8.5% 3/15/12		30,000	31,725
Encore Acquisition Co. 8.375% 6/15/12		3,295,000	3,525,650
Forest Oil Corp. 8% 12/15/11		190,000	204,250
General Maritime Corp. 10% 3/15/13 (f)		5,445,000	5,962,275
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12		2,200,000	2,552,000
Gulfterra Energy Partners LP/Gulfterra Finance Corp. 6.25% 6/1/10 (f)		2,520,000	2,513,700
Houston Exploration Co. 7% 6/15/13 (f)		680,000	702,100
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
OAO Gazprom:
9.625% 3/1/13		$ 2,450,000	$ 2,708,781
10.5% 10/21/09		3,510,000	4,097,925
Pecom Energia SA:
5.28% 10/3/03 (Reg. S) (g)		700,000	691,250
8.125% 7/15/10 (Reg. S)		4,111,500	3,762,023
9% 5/1/09 (Reg. S)		975,000	940,875
Petroleos Mexicanos 9.25% 3/30/18		6,485,000	7,814,425
Plains All American Pipeline LP 7.75% 10/15/12		420,000	468,300
Plains Exploration & Production Co. LP:
8.75% 7/1/12		2,640,000	2,824,800
8.75% 7/1/12 (f)		1,500,000	1,605,000
Teekay Shipping Corp. 8.875% 7/15/11		8,465,000	9,279,756
The Coastal Corp.:
6.2% 5/15/04		995,000	985,050
6.375% 2/1/09		650,000	568,750
6.5% 5/15/06		1,065,000	995,775
6.5% 6/1/08		2,985,000	2,671,575
6.95% 6/1/28		1,690,000	1,343,550
7.5% 8/15/06		5,760,000	5,558,400
7.625% 9/1/08		830,000	780,200
7.75% 6/15/10		8,725,000	8,136,063
7.75% 10/15/35		240,000	201,600
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065,000	1,158,188
Westport Resources Corp. 8.25% 11/1/11		1,900,000	2,080,500
YPF SA yankee:
7.75% 8/27/07		2,535,000	2,687,100
9.125% 2/24/09		2,350,000	2,596,750
			85,115,836
TOTAL ENERGY			90,991,174
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - 7.5%
Capital Markets - 0.2%
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		$ 995,000	$ 1,039,775
10.45% 4/26/05 (Reg. S)		2,700,000	2,821,500
			3,861,275
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 8.754% 6/16/08 (g)		4,240,000	3,985,600
Japan Development Bank 1.7% 9/20/22	JPY	300,000,000	2,710,417
			6,696,017
Diversified Financial Services - 6.2%
Ahold Finance USA, Inc.:
6.25% 5/1/09		3,140,000	2,920,200
8.25% 7/15/10		6,330,000	6,393,300
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08		290,000	203,000
APP International Finance (Mauritius) Ltd. 0% 7/5/03 (c)(f)		615,000	21,525
Arch Western Finance LLC 6.75% 7/1/13 (f)		4,460,000	4,549,200
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08		1,110,000	1,198,800
Cellco Finance NV yankee:
12.75% 8/1/05		2,225,000	2,369,625
15% 8/1/05		785,000	824,250
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		470,000	517,000
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		250,250	210,210
6.748% 9/15/18		166,450	126,502
6.795% 8/2/18		204,355	159,397
6.8% 7/2/07		168,268	144,711
6.9% 1/2/17		1,098,333	834,733
8.312% 10/2/12		1,563,539	1,235,196
8.321% 11/1/06		110,000	92,400
8.388% 5/1/22		84,005	65,524
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		160,000	134,400
7.57% 11/18/10		1,190,000	1,223,989
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates: - continued
7.711% 9/18/11		$ 1,805,000	$ 1,516,200
7.779% 11/18/05		1,005,000	864,300
7.92% 5/18/12		2,560,000	2,211,322
10.06% 1/2/16		160,000	124,800
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250,000	437,568
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		1,100,000	1,177,000
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		2,910,000	3,186,450
FIMEP SA 10.5% 2/15/13 (f)		5,965,000	6,680,800
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)		400,000	396,000
Huntsman Advanced Materials LLC:
9.1% 7/15/08 (f)(g)		1,310,000	1,323,100
11% 7/15/10 (f)		980,000	1,019,200
Hurricane Finance BV:
9.625% 2/12/10 (f)		3,035,000	3,292,975
9.625% 2/12/10 (Reg. S)		425,000	461,125
IOS Capital LLC 7.25% 6/30/08		2,030,000	1,999,550
KFW International Finance, Inc. euro 1% 12/20/04	JPY	305,000,000	2,585,199
Kreditanstalt Fuer Wiederaufbau 6% 12/7/28	GBP	820,000	1,575,802
MDP Acquisitions PLC 9.625% 10/1/12		1,000,000	1,100,000
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		865,000	893,113
Mobile Telesystems Finance SA 9.75% 1/30/08 (f)		4,140,000	4,512,600
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (f)		390,000	401,700
NGG Finance PLC 5.25% 8/23/06	EUR	500,000	610,975
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		114,866	99,422
7.248% 7/2/14		228,660	137,196
7.575% 3/1/19		71,826	72,544
7.691% 4/1/17		623,059	492,216
7.95% 9/1/16		1,447,068	1,157,655
8.304% 9/1/10		276,579	221,263
PDVSA Finance Ltd.:
9.375% 11/15/07		400,000	394,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
PDVSA Finance Ltd.: - continued
9.75% 2/15/10		$ 4,831,000	$ 4,734,380
Pemex Project Funding Master Trust:
7.375% 12/15/14		4,665,000	5,108,175
8% 11/15/11 (g)		400,000	458,000
9.125% 10/13/10		4,550,000	5,505,500
Petronas Capital Ltd.:
7% 5/22/12 (f)		290,000	335,466
7.875% 5/22/22 (Reg. S)		5,510,000	6,529,350
PTC International Finance BV yankee 10.75% 7/1/07		125,000	130,313
PTC International Finance II SA yankee 11.25% 12/1/09		2,260,000	2,514,250
Punch Taverns Finance PLC euro 7.567% 4/15/26	GBP	500,000	969,090
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		340,000	372,300
10.875% 12/15/12 (f)		530,000	614,800
RWE Finance BV 6.5% 4/20/21	GBP	300,000	534,688
Satelindo International Finance BV 3.8925% 12/31/05 (Reg. S) (g)		1,980,000	1,960,200
Sealed Air Finance euro 5.625% 7/19/06	EUR	750,000	864,845
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)		3,400,000	3,697,500
11% 2/15/13 (f)		5,825,000	6,378,375
U.S. Airways pass thru trust certificates 6.85% 7/30/19		1,008,370	947,868
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)		9,800,000	10,780,000
			114,603,137
Real Estate - 0.7%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,745,000	4,007,150
La Quinta Properties, Inc. 8.875% 3/15/11 (f)		2,660,000	2,832,900
Senior Housing Properties Trust:
7.875% 4/15/15		750,000	765,000
8.625% 1/15/12		3,610,000	3,826,600
Unique Public Finance Co. PLC 6.464% 3/30/32	GBP	500,000	890,040
			12,321,690
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Abbey National Sterling Capital euro 11.5% 1/4/17	GBP	200,000	$ 525,298
TOTAL FINANCIALS			138,007,417
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.2%
Apogent Technologies, Inc. 6.5% 5/15/13 (f)		1,650,000	1,699,500
Fisher Scientific International, Inc.:
8.125% 5/1/12		1,000,000	1,070,000
8.125% 5/1/12 (f)		1,000,000	1,070,000
			3,839,500
Health Care Providers & Services - 1.3%
AmeriPath, Inc. 10.5% 4/1/13 (f)		7,390,000	7,907,300
AmerisourceBergen Corp.:
7.25% 11/15/12		835,000	905,975
8.125% 9/1/08		40,000	44,000
HCA, Inc.:
6.3% 10/1/12		1,580,000	1,619,500
8.75% 9/1/10		1,500,000	1,695,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09		1,590,000	1,816,575
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)		550,000	565,125
Tenet Healthcare Corp.:
5% 7/1/07		445,000	418,300
5.375% 11/15/06		115,000	110,400
6.375% 12/1/11		250,000	231,250
6.5% 6/1/12		1,825,000	1,688,125
7.375% 2/1/13		3,880,000	3,744,200
Triad Hospitals, Inc. 8.75% 5/1/09		3,615,000	3,868,050
			24,613,800
Pharmaceuticals - 0.5%
aaiPharma, Inc. 11% 4/1/10		2,330,000	2,563,000
Biovail Corp. yankee 7.875% 4/1/10		5,750,000	6,080,625
			8,643,625
TOTAL HEALTH CARE			37,096,925
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc. 8.5% 5/15/11		$ 1,825,000	$ 1,993,813
BE Aerospace, Inc.:
8% 3/1/08		1,620,000	1,263,600
8.875% 5/1/11		1,805,000	1,407,900
9.5% 11/1/08		2,650,000	2,120,000
Transdigm, Inc. 10.375% 12/1/08		705,000	761,400
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)		1,470,000	1,484,700
			9,031,413
Airlines - 0.2%
Continental Airlines, Inc. 8% 12/15/05		1,290,000	1,154,550
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07		90,577	70,650
7.9% 12/15/09		245,000	193,550
8.3% 12/15/29		2,725,000	1,948,375
Northwest Airlines, Inc.:
7.875% 3/15/08		420,000	323,400
8.875% 6/1/06		405,000	328,050
9.875% 3/15/07		175,000	138,250
NWA Trust 10.23% 6/21/14		351,415	281,132
			4,437,957
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08		500,000	552,500
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)(k)		670,000	670,000
			1,222,500
Commercial Services & Supplies - 1.1%
Allied Waste North America, Inc.:
7.625% 1/1/06		2,110,000	2,183,850
7.875% 1/1/09		1,445,000	1,510,025
7.875% 4/15/13		2,665,000	2,788,256
8.5% 12/1/08		530,000	569,750
8.875% 4/1/08		1,270,000	1,374,775
9.25% 9/1/12 (f)		3,345,000	3,696,225
American Color Graphics, Inc. 10% 6/15/10 (f)(k)		2,360,000	2,371,800
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		220,000	200,200
9.25% 5/1/21		250,000	247,500
Danka Business Systems PLC 11% 6/15/10 (f)		2,970,000	2,925,450
Corporate Bonds - continued
		Principal Amount (j)	Valu (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Iron Mountain, Inc. 8.25% 7/1/11		$ 620,000	$ 654,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08		87,000	89,828
World Color Press, Inc.:
7.75% 2/15/09		1,810,000	1,900,500
8.375% 11/15/08		30,000	31,500
Worldspan LP 9.625% 6/15/11 (f)		630,000	648,900
			21,192,659
Construction & Engineering - 0.1%
Fluor Corp. 6.95% 3/1/07		1,750,000	1,732,500
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.125% 11/1/08		40,000	41,800
6.375% 10/15/11		3,235,000	3,412,925
			3,454,725
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08		1,080,000	1,188,000
Cummins, Inc. 9.5% 12/1/10 (f)		290,000	326,250
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		160,000	172,800
			1,687,050
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)		670,000	546,050
10.25% 11/15/06 (c)		1,305,000	1,030,950
			1,577,000
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		2,145,000	2,198,625
9.5% 10/1/08		60,000	64,800
TFM SA de CV yankee:
10.25% 6/15/07		1,931,000	1,957,551
11.75% 6/15/09		8,873,000	9,028,278
			13,249,254
TOTAL INDUSTRIALS			57,585,058
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 1.6%
Nortel Networks Corp. 6.125% 2/15/06		$ 2,020,000	$ 1,949,300
Qwest Services Corp.:
13.5% 12/15/10 (f)		16,035,000	18,119,550
14% 12/15/14 (f)		7,475,000	8,708,375
			28,777,225
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 8% 5/15/09		2,195,000	2,370,600
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. yankee 9.875% 7/1/10		2,255,000	2,463,588
IT Services - 0.5%
Digitalnet, Inc. 9% 7/15/10 (f)		990,000	990,000
Iron Mountain, Inc.:
6.625% 1/1/16		2,530,000	2,492,050
7.75% 1/15/15		2,270,000	2,406,200
8.625% 4/1/13		1,080,000	1,155,600
Titan Corp. 8% 5/15/11 (f)		2,600,000	2,743,000
			9,786,850
Office Electronics - 0.3%
Xerox Corp.:
7.125% 6/15/10		2,970,000	2,977,425
7.625% 6/15/13		2,970,000	2,977,425
			5,954,850
Semiconductors & Semiconductor Equipment - 0.4%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)		1,360,000	1,536,800
Fairchild Semiconductor Corp. 10.375% 10/1/07		715,000	754,325
Micron Technology, Inc. 6.5% 9/30/05 (i)		3,000,000	2,880,000
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		1,460,000	1,591,400
			6,762,525
TOTAL INFORMATION TECHNOLOGY			56,115,638
MATERIALS - 4.6%
Chemicals - 1.2%
Avecia Group PLC 11% 7/1/09		7,291,000	6,561,900
Compass Minerals Group, Inc. 10% 8/15/11		1,260,000	1,398,600
Geon Co. 6.875% 12/15/05		195,000	181,350
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
9.5% 12/15/08 (f)		$ 1,655,000	$ 1,563,975
9.875% 5/1/07		240,000	234,000
OMNOVA Solutions, Inc. 11.25% 6/1/10 (f)		4,730,000	5,155,700
PolyOne Corp.:
8.875% 5/1/12		885,000	787,650
10.625% 5/15/10 (f)		5,915,000	5,737,550
			21,620,725
Containers & Packaging - 2.0%
BWAY Corp. 10% 10/15/10 (f)		2,380,000	2,427,600
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,000,000	2,295,000
8% 4/15/23		3,595,000	2,876,000
Crown European Holdings SA 9.5% 3/1/11 (f)		2,145,000	2,316,600
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (f)		2,000,000	2,035,000
Norampac, Inc. 6.75% 6/1/13 (f)		1,370,000	1,431,650
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (f)		910,000	957,775
8.25% 5/15/13 (f)		3,550,000	3,727,500
8.75% 11/15/12		2,595,000	2,815,575
8.875% 2/15/09		8,285,000	8,968,513
Owens-Illinois, Inc.:
7.15% 5/15/05		100,000	101,750
7.35% 5/15/08		10,000	9,850
7.5% 5/15/10		2,995,000	2,935,100
8.1% 5/15/07		40,000	41,000
Packaging Corp. of America 9.625% 4/1/09		1,905,000	2,095,500
Sealed Air Corp.:
6.95% 5/15/09 (f)		995,000	1,105,515
8.75% 7/1/08 (f)		615,000	730,620
			36,870,548
Metals & Mining - 1.0%
California Steel Industries, Inc. 8.5% 4/1/09		210,000	212,625
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		1,700,000	1,872,298
CSN Islands V Corp. 7.875% 7/7/05 (f)		1,010,000	1,003,688
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26		1,670,000	1,678,350
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
10.125% 2/1/10		$ 3,890,000	$ 4,337,350
Luscar Coal Ltd. 9.75% 10/15/11		1,400,000	1,596,000
Peabody Energy Corp. 6.875% 3/15/13 (f)		1,910,000	1,995,950
Phelps Dodge Corp.:
8.75% 6/1/11		1,760,000	2,053,568
9.5% 6/1/31		1,000,000	1,197,300
Salt Holdings Corp., Inc.:
0% 12/15/12 (d)(f)		1,300,000	880,750
0% 6/1/13 (d)(f)		3,710,000	2,077,600
Steel Dynamics, Inc. 9.5% 3/15/09		125,000	131,250
			19,036,729
Paper & Forest Products - 0.4%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		1,812,000	706,680
Inversiones CMPC SA 4.875% 6/18/13 (f)		640,000	630,144
Norske Skog Canada Ltd.:
8.625% 6/15/11		20,000	20,900
8.625% 6/15/11 (f)		3,000,000	3,131,250
Stone Container Corp.:
8.375% 7/1/12		1,760,000	1,865,600
9.75% 2/1/11		1,790,000	1,951,100
			8,305,674
TOTAL MATERIALS			85,833,676
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.4%
France Telecom SA 7.25% 11/10/20	GBP	400,000	751,935
Mobifon Holdings BV 12.5% 7/31/10 (f)		3,780,000	3,912,300
NTL, Inc. 19% 1/1/10 (f)(k)		5,325,000	5,378,250
Qwest Corp. 8.875% 3/15/12 (f)		4,960,000	5,542,800
Rogers Cantel, Inc. yankee 9.375% 6/1/08		290,000	303,050
Telefonica de Argentina SA 11.875% 11/1/04		405,000	392,850
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)		3,625,000	1,105,625
0% 2/1/10 (c)(d)		2,125,000	595,000
9.875% 2/1/10 (c)		3,025,000	1,058,750
11.25% 11/1/08 (c)		1,080,000	391,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications:
7.2% 11/10/26		$ 190,000	$ 182,400
7.25% 9/15/25		190,000	178,600
8.875% 6/1/31		2,500,000	2,631,250
WorldCom, Inc.:
6.4% 8/15/05 (c)		3,450,000	1,035,000
7.5% 5/15/11 (c)		4,785,000	1,435,500
8% 5/15/06 (c)		1,935,000	580,500
			25,475,310
Wireless Telecommunication Services - 2.8%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)		1,040,000	1,034,800
Crown Castle International Corp.:
9.375% 8/1/11		3,020,000	3,133,250
9.5% 8/1/11		110,000	113,300
10.75% 8/1/11		4,705,000	5,057,875
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)		9,500,000	10,568,750
Kyivstar GSM:
12.75% 11/21/05 (f)		315,000	344,925
12.75% 11/21/05 (Reg. S)		275,000	301,125
Millicom International Cellular SA 11% 6/1/06 (f)		2,190,000	2,162,625
Nextel Communications, Inc.:
9.375% 11/15/09		14,210,000	15,240,225
9.5% 2/1/11		6,625,000	7,353,750
9.75% 10/31/07		800,000	832,000
9.95% 2/15/08		1,855,000	1,947,750
10.65% 9/15/07		20,000	20,900
12% 11/1/08		90,000	97,200
Rogers Wireless, Inc. 9.625% 5/1/11		2,955,000	3,339,150
			51,547,625
TOTAL TELECOMMUNICATION SERVICES			77,022,935
UTILITIES - 6.4%
Electric Utilities - 2.3%
AES Drax Holdings Ltd. 10.41% 12/31/20		4,635,000	2,920,050
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.:
7.5% 1/15/09		$ 1,290,000	$ 1,270,650
7.625% 11/15/04		1,040,000	1,058,200
8.375% 7/1/03		620,000	620,000
8.5% 4/15/11		2,500,000	2,587,500
8.9% 7/15/08		1,525,000	1,586,000
9.875% 10/15/07		3,190,000	3,397,350
Edison International 6.875% 9/15/04		1,070,000	1,080,700
Illinois Power Co. 11.5% 12/15/10 (f)		3,550,000	4,047,000
Nevada Power Co. 10.875% 10/15/09		185,000	208,125
Pacific Gas & Electric Co.:
6.25% 8/1/03		500,000	500,000
6.75% 10/1/23		50,000	50,000
7.05% 3/1/24		25,000	25,500
7.583% 10/31/49 (f)(g)		1,425,000	1,446,375
10% 11/1/05 (f)(g)		5,875,000	6,051,250
PG&E Corp. 6.875% 7/15/08 (f)		1,600,000	1,660,000
Reliant Energy Resources Corp.:
7.75% 2/15/11		295,000	331,506
8.125% 7/15/05		1,685,000	1,825,148
Sierra Pacific Power Co. 8% 6/1/08		1,860,000	1,915,800
Southern California Edison Co.:
7.125% 7/15/25		60,000	60,600
7.25% 3/1/26		175,000	177,188
7.625% 1/15/10		4,215,000	4,488,975
8% 2/15/07 (f)		3,745,000	4,119,500
Tenaga Nasional BHD:
7.5% 11/1/25 (Reg. S)		300,000	314,687
7.625% 4/1/11 (Reg. S)		550,000	643,500
			42,385,604
Gas Utilities - 1.2%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)		570,000	624,150
CMS Panhandle Holding Co. 6.5% 7/15/09		630,000	694,575
El Paso Energy Corp.:
6.75% 5/15/09		2,690,000	2,461,350
6.95% 12/15/07		1,455,000	1,360,425
7.375% 12/15/12		370,000	331,150
7.8% 8/1/31		270,000	222,750
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
El Paso Energy Corp.: - continued
8.05% 10/15/30		$ 170,000	$ 147,050
Noram Energy Corp. 6.5% 2/1/08		295,000	316,388
Northwest Pipeline Corp.:
6.625% 12/1/07		305,000	314,150
8.125% 3/1/10		530,000	572,400
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24		85,000	86,700
8.25% 4/1/10		260,000	310,050
SEMCO Energy, Inc.:
7.125% 5/15/08 (f)		300,000	312,000
7.75% 5/15/13 (f)		1,850,000	1,961,000
Southern Natural Gas Co.:
7.35% 2/15/31		5,810,000	5,868,100
8% 3/1/32		35,000	37,100
8.875% 3/15/10 (f)		670,000	733,650
Tennessee Gas Pipeline Co.:
7% 10/15/28		130,000	123,663
7.5% 4/1/17		60,000	61,650
8.375% 6/15/32		180,000	195,750
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		1,410,000	1,410,000
6.25% 1/15/08		1,140,000	1,134,300
7% 8/15/11		300,000	306,000
8.875% 7/15/12		1,400,000	1,578,500
Williams Holdings of Delaware, Inc. 6.25% 2/1/06		785,000	769,300
			21,932,151
Multi-Utilities & Unregulated Power - 2.9%
AES Corp.:
8.75% 6/15/08		527,000	519,095
8.75% 5/15/13 (f)		2,640,000	2,745,600
8.875% 2/15/11		3,878,000	3,781,050
9% 5/15/15 (f)		1,980,000	2,064,150
9.375% 9/15/10		1,750,000	1,758,750
9.5% 6/1/09		483,000	485,415
El Paso Corp.:
7% 5/15/11		4,935,000	4,490,850
7.875% 6/15/12 (f)		2,915,000	2,700,019
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
El Paso Production Holding Co. 7.75% 6/1/13 (f)		$ 5,000,000	$ 5,006,250
Reliant Resources, Inc. 9.25% 7/15/10 (f)		3,570,000	3,587,850
Western Resources, Inc.:
7.125% 8/1/09		295,000	297,950
7.875% 5/1/07		1,835,000	2,018,500
9.75% 5/1/07		2,970,000	3,326,400
Williams Companies, Inc.:
6.5% 8/1/06		1,840,000	1,803,200
6.625% 11/15/04		1,050,000	1,050,000
6.75% 1/15/06		1,950,000	1,906,125
7.125% 9/1/11		2,430,000	2,369,250
7.625% 7/15/19		3,925,000	3,807,250
7.875% 9/1/21		2,000,000	1,965,000
8.125% 3/15/12		795,000	814,875
8.625% 6/1/10		2,410,000	2,521,463
9.25% 3/15/04		5,295,000	5,427,375
			54,446,417
TOTAL UTILITIES			118,764,172
TOTAL NONCONVERTIBLE BONDS			902,324,279
TOTAL CORPORATE BONDS (Cost $852,598,255)			910,227,403
U.S. Government and Government Agency Obligations - 16.1%

U.S. Government Agency Obligations - 4.3%
Fannie Mae:
4.375% 3/15/13		19,000,000	19,786,410
5% 5/14/07		10,900,000	11,195,641
6.25% 2/1/11		80,000	92,258
6.625% 11/15/10		2,300,000	2,780,475
Federal Home Loan Bank 3.875% 6/14/13		10,000,000	10,030,660
Freddie Mac:
2.875% 9/26/05		3,000,000	3,012,897
3.25% 11/15/04		23,000,000	23,629,556
U.S. Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.375% 2/4/10		$ 4,900,000	$ 5,049,920
6% 5/25/12		4,000,000	4,157,760
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			79,735,577
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		16,990,227	20,712,149
U.S. Treasury Obligations - 10.7%
U.S. Treasury Bills, yield at date of purchase 0.8% to 1.08% 8/14/03		55,000,000	54,946,635
U.S. Treasury Bonds:
6.125% 8/15/29		17,050,000	20,833,634
9% 11/15/18		13,645,000	21,066,065
11.25% 2/15/15		3,870,000	6,594,720
U.S. Treasury Notes:
3.625% 5/15/13		26,000,000	26,203,112
3.875% 2/15/13		9,000,000	9,261,207
4.875% 2/15/12		14,000,000	15,561,868
5% 2/15/11		8,000,000	8,979,688
5% 8/15/11		29,850,000	33,483,312
TOTAL U.S. TREASURY OBLIGATIONS			196,930,241
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $293,216,287)			297,377,967
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.8%
4.5% 7/1/18 (k)		4,000,000	4,080,000
4.5% 7/1/18 (k)		13,000,000	13,260,000
4.5% 6/1/33		1,000,000	997,109
5% 7/1/18 (k)		4,000,000	4,130,000
5% 7/1/18 (k)		4,400,000	4,543,000
5% 7/14/33 (k)		15,000,000	15,239,063
5% 7/14/33 (k)		10,000,000	10,159,375
5.5% 10/1/16 to 3/1/18		13,477,020	14,000,251
5.5% 7/1/18 (k)		746,278	770,532
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (j)	Value (Note 1)
Fannie Mae - continued
5.5% 7/1/33 (k)		$ 1,600,000	$ 1,653,500
6.5% 1/1/29 to 8/1/31		1,186,158	1,238,303
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $70,372,167)			70,071,133
Collateralized Mortgage Obligations - 0.5%

U.S. Government Agency - 0.5%
Fannie Mae Series 2003-29 Class ZA, 5% 4/25/18		74,802	74,811
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30		6,649,076	6,808,526
Series 2003-1 Class ZB, 5% 2/25/18		4,653	4,647
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		2,000,000	2,050,635
Freddie Mac Multi-class participation certificates guaranteed Series 2567:
Class ZE, 5% 2/15/18		12,616	12,624
Class ZK, 5% 2/15/18		3,941	3,938
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,138,830)			8,955,181
Foreign Government and Government Agency Obligations - 21.6%

Argentinian Republic 1.369% 8/3/12 (g)		1,620,000	961,470
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,250,000	1,009,375
par B 6.75% 3/21/21		250,000	201,875
value recovery A rights 1/2/21 (h)		1,250,000	13
value recovery B rights 1/2/21 (h)		1,250,000	13
Belgian Kingdom 5% 9/28/12	EUR	5,000,000	6,297,007
Bogota Distrito Capital:
9.5% 12/12/06 (f)		480,000	511,200
9.5% 12/12/06 (Reg. S)		3,789,000	4,035,285
Brazilian Federative Republic:
Brady:
new money bond L, 2.1875% 4/15/09 (Bearer) (g)		1,376,470	1,163,117
par Z-L 6% 4/15/24		2,835,000	2,310,525
8.875% 4/15/24		6,420,000	5,039,700
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Brazilian Federative Republic: - continued
11% 1/11/12		$ 975,000	$ 975,000
11% 8/17/40		6,505,000	5,958,580
11.25% 7/26/07		4,840,000	5,094,100
11.5% 3/12/08		6,605,000	6,968,275
12% 4/15/10		3,760,000	3,910,400
12.25% 3/6/30		3,695,000	3,724,560
12.75% 1/15/20		1,490,000	1,542,150
14.5% 10/15/09		1,465,000	1,684,750
Canadian Government:
3.5% 6/1/04	CAD	7,370,000	5,493,871
4.5% 9/1/07	CAD	6,500,000	4,986,163
5.25% 6/1/12	CAD	12,300,000	9,657,115
5.5% 6/1/09	CAD	10,900,000	8,723,720
6.5% 6/1/04	CAD	3,900,000	2,984,753
8% 6/1/23	CAD	1,700,000	1,724,217
9% 6/1/25	CAD	8,745,000	9,829,917
Central Bank of Nigeria:
Brady 6.25% 11/15/20		7,500,000	6,450,000
warrants 11/15/20 (a)(h)		3,500	1,225
Chilean Republic 6.875% 4/28/09		800,000	920,400
Colombian Republic:
7.625% 2/15/07		1,350,000	1,449,563
10.5% 7/9/10		3,207,000	3,712,103
10.75% 1/15/13		765,000	898,875
11.375% 1/31/08	EUR	2,760,000	3,598,931
11.75% 2/25/20		1,050,000	1,309,875
Dominican Republic 9.5% 9/27/06 (Reg. S)		4,810,000	4,521,400
Dutch Government 5.5% 1/15/28	EUR	2,300,000	2,963,888
Ecuador Republic:
6% 8/15/30 (e)(f)		309,000	189,263
6% 8/15/30 (Reg. S) (e)		1,130,000	692,125
12% 11/15/12 (Reg. S)		1,045,000	851,675
euro par 4.75% 2/28/25 (e)		485,000	257,050
Finnish Government 5.375% 7/4/13	EUR	2,500,000	3,237,737
French Government:
OAT 5.25% 4/25/08	EUR	10,300,000	13,061,965
3.5% 1/12/05	EUR	1,000,000	1,175,925
3.75% 1/12/07	EUR	700,000	836,091
4.5% 7/12/06	EUR	5,800,000	7,071,461
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
German Federal Republic:
3.25% 2/17/04	EUR	1,950,000	$ 2,262,069
4.125% 7/4/08	EUR	500,000	606,212
4.25% 2/18/05	EUR	5,000,000	5,953,889
5% 8/19/05	EUR	1,500,000	1,826,063
5% 2/17/06	EUR	1,000,000	1,228,187
5% 1/4/12	EUR	16,300,000	20,547,009
5.25% 1/4/11	EUR	26,800,000	34,341,334
5.375% 1/4/10	EUR	18,550,000	23,880,905
Italian Republic 3.75% 6/8/05	JPY	1,040,000,000	9,306,041
Ivory Coast:
Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	3,740,000	123,096
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,670,000	313,125
Ontario Province 9% 9/15/04	CAD	1,650,000	1,309,876
Panamanian Republic:
Brady par 4.75% 7/17/26 (e)		250,000	193,750
9.625% 2/8/11		2,215,000	2,580,475
10.75% 5/15/20		1,165,000	1,456,250
Peruvian Republic:
3% 3/7/27 (e)		850,000	527,000
9.125% 1/15/08		1,480,000	1,613,200
9.125% 2/21/12		799,000	852,933
Philippine Republic:
Series B par 6.5% 12/1/17		3,835,000	3,854,175
6.5% 6/1/18		545,000	517,750
9.125% 2/22/10 (Reg. S)	EUR	835,000	1,019,104
9.875% 3/16/10		3,865,000	4,396,438
9.875% 1/15/19		1,825,000	2,014,344
Polish Government Brady par 3.75% 10/27/24 (e)		1,880,000	1,762,500
Quebec Province 1.6% 5/9/13	JPY	300,000,000	2,657,316
Russian Federation:
5% 3/31/30 (e)(f)		1,586,875	1,541,252
5% 3/31/30 (Reg. S) (e)		23,083,000	22,419,364
11% 7/24/18 (Reg. S)		3,509,000	5,017,870
12.75% 6/24/28 (Reg. S)		1,650,000	2,774,063
South African Republic:
7.375% 4/25/12		1,920,000	2,208,000
yankee 8.5% 6/23/17		1,150,000	1,412,129
Spanish Kingdom 6% 1/31/29	EUR	2,500,000	3,438,080
Turkish Republic:
11.75% 6/15/10		1,826,000	1,894,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Turkish Republic: - continued
11.875% 1/15/30		$ 2,295,000	$ 2,369,588
12.375% 6/15/09		4,690,000	5,041,750
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		2,400,000	2,388,000
Ukraine Government 11% 3/15/07 (Reg. S)		4,424,020	4,871,952
United Kingdom, Great Britain & Northern Ireland:
6% 12/7/28	GBP	2,000,000	4,040,552
6.25% 11/25/10	GBP	7,940,000	14,980,442
6.5% 12/7/03	GBP	1,000,000	1,677,164
7.5% 12/7/06	GBP	4,110,000	7,646,877
8% 6/7/21	GBP	870,000	2,061,332
8.75% 8/25/17	GBP	3,110,000	7,500,446
United Mexican States:
7.5% 1/14/12		2,000,000	2,290,000
8.125% 12/30/19		4,370,000	5,014,575
8.3% 8/15/31		910,000	1,048,775
8.375% 1/14/11		505,000	607,263
9.875% 2/1/10		5,150,000	6,630,625
11.375% 9/15/16		3,268,000	4,771,280
11.5% 5/15/26		1,760,000	2,626,800
Uruguay Republic 7.875% 1/15/33 pay-in-kind		700,000	474,250
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		1,250	0
6.66% 3/31/20	DEM	5,385,000	2,631,345
9.25% 9/15/27		4,970,000	3,715,075
11% 3/5/08	EUR	495,000	518,648
13.625% 8/15/18		205,000	205,000
euro Brady:
debt conversion bond 1.875% 12/18/07 (g)		2,226,196	1,780,957
par W-A 6.75% 3/31/20		500,000	436,250
par W-B 6.75% 3/31/20		1,175,000	1,025,188
oil recovery warrants 4/18/20 (h)		1,666	0
Vietnamese Socialist Republic Brady par 3.5% 3/12/28 (e)		445,000	325,963
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $365,523,346)			400,515,074
Supranational Obligations - 1.4%
		Principal Amount (j)	Value (Note 1)
European Investment Bank euro 0.875% 11/8/04	JPY	900,000,000	$ 7,605,545
International Bank for Reconstruction & Development 4.75% 12/20/04	JPY	1,960,000,000	17,508,042
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $25,297,080)			25,113,587
Common Stocks - 0.2%
	Shares
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
NTL, Inc. (a)	130,426	4,450,135
TOTAL COMMON STOCKS (Cost $5,073,559)		4,450,135
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	4,800	196,080
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, pay-in-kind 8.5%	98	74
TOTAL TELECOMMUNICATION SERVICES		196,154
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Fresenius Medical Care Capital Trust II 7.875%	3,040	3,277,594
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Broadwing Communications, Inc. Series B, 12.5% pay-in-kind	2,920	613,200
NTL Europe, Inc. Series A, 10%	132	396
		613,596
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Series E, 11.125%	3,795	$ 4,041,675
TOTAL TELECOMMUNICATION SERVICES		4,655,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,932,865
TOTAL PREFERRED STOCKS (Cost $8,930,916)		8,129,019
Floating Rate Loans - 1.0%
	Principal Amount (j)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 0% 3/31/08 (g)	$ 3,000,000	2,460,000
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Charter Communication Operating LLC Tranche B term loan 4.07% 3/18/08 (g)	987,500	923,313
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (g)	7,825,000	6,964,250
		7,887,563
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)	4,500,000	4,533,750
UTILITIES - 0.2%
Electric Utilities - 0.2%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (g)	2,050,000	2,378,000
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (g)	356,851	357,743
Tranche C term loan 9% 9/30/04 (g)	635,135	639,899
Floating Rate Loans - continued
	Principal Amount (j)	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Consumers Energy Co. term loan 5.8388% 7/11/04 (g)	$ 83,333	$ 83,437
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (g)	597,000	611,925
		4,071,004
TOTAL FLOATING RATE LOANS (Cost $18,475,062)		18,952,317
Sovereign Loan Participations - 0.2%

Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.1875% 9/4/06 (g)	298,958	289,242
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.1875% 9/4/06 (g)	572,156	553,561
Series 1 - Salomon Brothers 2.1875% 9/4/06 (g)	21,000	20,318
Series 1 - The Chase Manhattan Bank 2.1875% 9/4/06 (g)	500,000	483,750
Series 3 - Credit Suisse First Boston 2.1875% 3/4/10 (g)	205,882	193,529
Series 3 - Deutsche Bank 2.1875% 3/4/10 (g)	16,471	15,482
Series 3 - JPMorgan Chase 2.1875% 3/4/10 (g)	123,529	116,118
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.1875% 3/4/10 (g)	27,456	25,808
Series 3 - Salomon Brothers 2.1875% 3/4/10 (g)	175,000	164,500
Indonesian Republic loan participation:
- Barclays Bank 2.1875% 3/28/13 (g)	350,000	281,750
- Deutsche Bank:
2% 3/21/05 (g)	580,000	516,200
2.1875% 3/28/13 (g)	827,750	666,339
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $3,191,492)		3,326,597
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $165,071,148)	165,071,148	165,071,148
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.08%, dated 6/30/03 due 7/1/03) (Cost $3,575,000)	$ 3,575,108	$ 3,575,000
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount
Purchased Options - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $2,892,857 notional amount of Venezuelan Republic euro Brady debt conversion bond 1.875% 12/18/07 (Cost $151,875)	December 2003/$83.00	$ 2,314,286	107,614
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,820,615,017)	1,915,872,175
NET OTHER ASSETS - (3.5)%	(64,815,394)
NET ASSETS - 100%	$ 1,851,056,781
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $272,733,591 or 14.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	5/19/03	$ 2,838,750
(j) Principal amount is stated in United States dollars unless otherwise noted.
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.1%
Germany	5.2%
Canada	4.0%
United Kingdom	3.2%
Mexico	3.0%
Russia	2.4%
Brazil	2.4%
France	2.1%
Multi-National	1.4%
Netherlands	1.0%
Others (individually less than 1%)	9.2%
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $22,278,914 or 1.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $1,655,790,033 and $804,245,712, respectively, of which long-term U.S. government and government agency obligations aggregated $623,784,600 and $477,250,973, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,880,000 or 0.2% of net assets.

Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $13,130,000 of which $1,238,000, $417,000, $1,412,000, $1,556,000 and $8,507,000 will expire on December 31, 2006, 2007, 2008, 2009 and 2010, respectively. Of the capital loss carryforwards expiring on December 31, 2006, 2007, 2008 and 2009, $1,169,000, $152,000, $437,000 and $745,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,575,000) (cost $ 1,820,615,017) - See accompanying schedule		$ 1,915,872,175
Commitment to sell securities on a delayed delivery basis	(13,715,156)
Receivable for securities sold on a delayed delivery basis	13,763,672	48,516
Cash		91,776
Foreign currency held at value (cost $ 13,339)		13,339
Receivable for investments sold		12,508,090
Receivable for fund shares sold		6,047,883
Dividends receivable		4,050
Interest receivable		27,876,216
Other receivables		205
Total assets		1,962,462,250

Liabilities
Payable for investments purchased Regular delivery	$ 38,057,486
Delayed delivery	60,070,550
Payable for fund shares redeemed	11,293,899
Distributions payable	731,700
Accrued management fee	872,516
Other payables and accrued expenses	379,318
Total liabilities		111,405,469

Net Assets		$ 1,851,056,781
Net Assets consist of:
Paid in capital		$ 1,740,882,793
Undistributed net investment income		4,544,614
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,651,866
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,977,508
Net Assets, for 180,911,653 shares outstanding		$ 1,851,056,781
Net Asset Value, offering price and redemption price per share ($1,851,056,781 ÷ 180,911,653 shares)		$ 10.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 166,258
Interest		39,873,003
Total income		40,039,261

Expenses
Management fee	$ 3,609,218
Transfer agent fees	804,814
Accounting fees and expenses	316,583
Non-interested trustees' compensation	2,393
Custodian fees and expenses	88,878
Registration fees	209,051
Audit	33,708
Legal	7,105
Miscellaneous	3,507
Total expenses before reductions	5,075,257
Expense reductions	(6,127)	5,069,130
Net investment income (loss)		34,970,131
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,288,602
Foreign currency transactions	423,542
Total net realized gain (loss)		25,712,144
Change in net unrealized appreciation (depreciation) on: Investment securities	74,255,076
Assets and liabilities in foreign currencies	(275,041)
Delayed delivery commitments	48,516
Total change in net unrealized appreciation (depreciation)		74,028,551
Net gain (loss)		99,740,695
Net increase (decrease) in net assets resulting from operations		$ 134,710,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,970,131	$ 31,999,182
Net realized gain (loss)	25,712,144	(7,086,909)
Change in net unrealized appreciation (depreciation)	74,028,551	24,101,252
Net increase (decrease) in net assets resulting from operations	134,710,826	49,013,525
Distributions to shareholders from net investment income	(32,984,082)	(32,472,794)
Share transactions Net proceeds from sales of shares	1,299,575,391	774,999,175
Net asset value of shares issued in exchange for the net assets of Fidelity International Bond Fund (note 8)	-	63,714,729
Reinvestment of distributions	29,645,191	29,628,182
Cost of shares redeemed	(361,517,816)	(267,725,377)
Net increase (decrease) in net assets resulting from share transactions	967,702,766	600,616,709
Total increase (decrease) in net assets	1,069,429,510	617,157,440

Net Assets
Beginning of period	781,627,271	164,469,831
End of period (including undistributed net investment income of $4,544,614 and undistributed net investment income of $2,558,565, respectively)	$ 1,851,056,781	$ 781,627,271
Other Information Shares
Sold	131,360,301	84,653,814
Issued in exchange for the shares of Fidelity International Bond Fund (note 8)	-	6,925,514
Issued in reinvestment of distributions	2,989,034	3,238,610
Redeemed	(36,566,295)	(29,661,100)
Net increase (decrease)	97,783,040	65,156,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.15	$ 9.13	$ 9.44	$ 9.52	$ 10.00
Income from Invest- ment Operations
Net investment income (loss)D	.275	.582	.626H	.729	.709	.469
Net realized and unrealized gain (loss)	.818	.243	(.041)H	(.363)	(.125)	(.466)
Total from investment operations	1.093	.825	.585	.366	.584	.003
Distributions from net investment income	(.263)	(.575)	(.565)	(.676)	(.664)	(.483)
Net asset value, end of period	$ 10.23	$ 9.40	$ 9.15	$ 9.13	$ 9.44	$ 9.52
Total ReturnB,C	11.77%	9.38%	6.52%	4.07%	6.35%	.13%
Ratios to Average Net AssetsF
Expenses before expense reductions	.82%A	.84%	.94%	.99%	1.20%	1.64%A
Expenses net of voluntary waivers, if any	.82%A	.84%	.94%	.99%	1.10%	1.10%A
Expenses net of all reductions	.82%A	.84%	.94%	.99%	1.10%	1.09%A
Net investment income (loss)	5.68%A	6.42%	6.83%H	7.94%	7.55%	7.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,851,057	$ 781,627	$ 164,470	$ 63,242	$ 41,417	$ 24,261
Portfolio turnover rate	142%A	117%G	178%	100%	134%	97%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 1, 1998 (commencement of operations) to December 31, 1998.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 109,397,250	|
Unrealized depreciation	(12,751,009)
Net unrealized appreciation (depreciation)	$ 96,646,241
Cost for federal income tax purposes	$ 1,819,274,450

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $873,602 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,127.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Merger Information.

On January 17, 2002, the fund acquired all of the assets and assumed all of the liabilities of Fidelity International Bond Fund. The acquisition, which was approved by the shareholders of Fidelity International Bond Fund on December 19, 2001, was accomplished by an exchange of 6,925,514 shares of the fund for the 8,004,363 shares then outstanding (valued at $7.96 per share) of Fidelity International Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity International Bond Fund's net assets, including $1,639,826 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $242,804,361.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Bond Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FSN-USAN-0803
1.787791.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 28, 2003